                                   TOUCHSTONE
                                    ADVISOR
                                VARIABLE ANNUITY


                             * Emerging Growth
                             * International Equity
                             * Income Opportunity
                             * Value Plus
                             * Growth & Income
                             * Balanced
                             * Bond
                             * Standby Income


                               SEMIANNUAL REPORT
                                 JUNE 30, 1998

This booklet contains the Semi-Annual Reports which reflect the results of the TOUCHSTONE ADVISOR VARIABLE ANNUITY, a flexible purchase payment deferred variable annuity contract, issued by WESTERN-SOUTHERN LIFE ASSURANCE COMPANY ("Western-Southern"). Included in this booklet are the Annual reports for Western-Southern's Separate Account II and the investment portfolios underlying the Touchstone Advisor Variable Annuity. These Annual Reports are bound together for your convenience.

Dear Fellow Contract Owner:

     As pleased overall as we are with our investment performance at Touchstone during the past 6 months, we must be realistic. Over most of the century, for example, the U.S. stock market has returned an average of 11% to 12% per year, not per quarter. We encourage you to keep that in mind should the market regress to its pattern of more moderate performance. But when will this happen?

     The answer is, nobody really knows. And the only consensus seems to be that there is no consensus. For example, are stock prices really too high? Or have the old valuation rules outlived their usefulness? Is the Asian economic crisis keeping global inflation in check and interest rates low? Or is it simply waiting in the wings, ready to waylay corporate profitability?

     Going forward, companies that can perform on their own merits will most likely be the ones offering the best opportunities. Those are the kinds of companies our portfolio managers are proud to find, one at a time, no matter how the market's doing.

     We're also proud to introduce a new addition to our family of Funds and Variable Annuities: the Touchstone Value Plus Portfolios. These Portfolios, managed by Fort Washington Investment Advisors, seek long-term capital growth by investing primarily in large cap stocks that are considered fundamentally undervalued. These are sound companies with unique competitive advantages and proven management.

     Our other outstanding portfolio managers also keep their ears to the ground. They listen and watch for major forces that drive the markets, such as corporate restructurings, the retirement plan revolution, the move to liquidity, and the mainstreaming of technology -- forces that have made the U.S. the envy of the global economy, and are now beginning to make their way overseas. Beyond finding individual companies that may benefit from these forces, our job is to look forward and see how Touchstone can best take advantage of these trends to better serve you.

     I'd like to take this opportunity to thank you for the success we've shared together. We appreciate your continued confidence and investment in the Touchstone Family of Funds and Variable Annuities.(1)

Sincerely,

/s/Edward G. Harness
--------------------
Edward G. Harness
President and Chief Executive Officer
Touchstone Family of Funds

P.S. Please visit us on the World Wide Web at WWW.TOUCHSTONEFUNDS.COM

---------------
(1) Touchstone Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio. Touchstone Family of Funds and Variable Annuities are distributed by Touchstone Securities, Inc., member NASD and SIPC. For a prospectus containing more information, including all fees and expenses, call (800) 669-2796. Please read the prospectus carefully before investing or sending money.

          [TOUCHSTONE LOGO]       TOUCHSTONE
                             ---------------------
                             Western-Southern Life
                               Assurance Company
                             ----------------------

                               Separate Account 2
















                              ------------------
                               SEMIANNUAL REPORT
                                 JUNE 30, 1998
                              ------------------

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
Statement of Net Assets
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                 1998
                                                              ----------
ASSETS:
  Investments at current market value:
     Select Advisors Variable Insurance Trust
       Emerging Growth Portfolio (17,338 shares, cost
        $259,642)                                             $  282,256
       International Equity Portfolio (11,747 shares, cost
        $143,189)                                                174,332
       Balanced Portfolio (12,546 shares, cost $177,556)         186,563
       Income Opportunity Portfolio (96,043 shares, cost
        $1,103,830)                                            1,023,813
       Standby Income Portfolio (4,289 shares, cost $42,937)      42,895
       Value Plus Portfolio (476 shares, cost $4,605)              4,687

     Select Advisors Portfolios
       Growth & Income Portfolio II (0.446860% beneficial
        interest $256,894)                                       304,866
       Bond Portfolio II (0.229646% beneficial interest
        $62,137)                                                  71,867
                                                              ----------
          Total assets                                         2,091,279
                                                              ----------

LIABILITIES:
  Accounts payable                                                   201
                                                              ----------
          Total liabilities                                          201
                                                              ----------
               Total net assets                               $2,091,078
                                                              ==========

NET ASSETS:
  Variable annuity contracts                                  $2,089,841
  Retained in the variable account by Western-Southern Life
     Assurance Company                                             1,237
                                                              ----------
               Total net assets                               $2,091,078
                                                              ==========

    The accompanying notes are an integral part of the financial statements.

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
Statement of Operations and Changes in Net Assets
For the period from January 1, 1998 to June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                              EMERGING     INTERNATIONAL                   INCOME        STANDBY
                                                               GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME
                                                  TOTAL      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                ----------   -----------   -------------   -----------   -----------   -----------
INCOME:
   Dividends and capital gains                  $   49,488    $ --            $--           $  1,934     $   45,150     $   2,404
   Miscellaneous income (loss)                        (377)       (262)            (20)           52             64           (26)
EXPENSES:
   Mortality and expense risk, and
     administrative charge                           8,370       1,096             652           711          4,132           359
                                                ----------    --------        --------      --------     ----------     ---------
 Net investment income (loss)                       40,741      (1,358)           (672)        1,275         41,082         2,019
                                                ----------    --------        --------      --------     ----------     ---------
 Net change in unrealized appreciation
   (depreciation) on investments                    31,280       5,923          28,890         4,097        (36,169)            1
 Realized gain (loss) on investments                22,730       9,978           5,645         6,579            522             6
                                                ----------    --------        --------      --------     ----------     ---------
Net realized and unrealized gain (loss) on
 investments                                        54,010      15,901          34,535        10,676        (35,647)            7
                                                ----------    --------        --------      --------     ----------     ---------
Net increase (decrease) in net assets
 resulting from operations                          94,751      14,543          33,863        11,951          5,435         2,026
                                                ----------    --------        --------      --------     ----------     ---------
Contract owners activity:
 Payments received from contract owners             90,501        (838)         (6,059)       (4,752)        (3,430)       96,374
 Net transfers between subaccounts                  --          20,804           6,138        20,294         10,826       (60,807)
 Withdrawals and surrenders                       (177,474)    (10,753)         (8,806)       (9,213)       (15,222)     (121,812)
 Contract maintenance charge                          (384)        (66)            (58)          (71)           (70)           (5)
                                                ----------    --------        --------      --------     ----------     ---------
 Net increase (decrease) from contract
   activity                                        (87,357)      9,147          (8,785)        6,258         (7,896)      (86,250)
                                                ----------    --------        --------      --------     ----------     ---------
Net increase (decrease) in net assets                7,394      23,690          25,078        18,209         (2,461)      (84,224)
Net assets, at beginning of period               2,083,684     258,541         149,238       168,337      1,026,184       127,103
                                                ----------    --------        --------      --------     ----------     ---------
Net assets, at end of period                    $2,091,078    $282,231        $174,316      $186,546     $1,023,723     $  42,879
                                                ==========    ========        ========      ========     ==========     =========

                                                   VALUE       GROWTH &
                                                   PLUS         INCOME         BOND
                                                SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                -----------   -----------   -----------
INCOME:
   Dividends and capital gains                    $--          $ --          $ --
   Miscellaneous income (loss)                         5           (200)           10
EXPENSES:
   Mortality and expense risk, and
     administrative charge                             3          1,144           273
                                                  ------       --------      --------
 Net investment income (loss)                          2         (1,344)         (263)
                                                  ------       --------      --------
 Net change in unrealized appreciation
   (depreciation) on investments                      82         25,249         3,207
 Realized gain (loss) on investments               --            --            --
                                                  ------       --------      --------
Net realized and unrealized gain (loss) on
 investments                                          82         25,249         3,207
                                                  ------       --------      --------
Net increase (decrease) in net assets
 resulting from operations                            84         23,905         2,944
                                                  ------       --------      --------
Contract owners activity:
 Payments received from contract owners              100         12,498        (3,392)
 Net transfers between subaccounts                 4,500         12,060       (13,815)
 Withdrawals and surrenders                        --           (11,484)         (184)
 Contract maintenance charge                       --               (99)          (15)
                                                  ------       --------      --------
 Net increase (decrease) from contract
   activity                                        4,600         12,975       (17,406)
                                                  ------       --------      --------
Net increase (decrease) in net assets              4,684         36,880       (14,462)
Net assets, at beginning of period                 --           267,959        86,322
                                                  ------       --------      --------
Net assets, at end of period                      $4,684       $304,839      $ 71,860
                                                  ======       ========      ========

Statement of Operations and Changes in Net Assets
For the year ended December 31, 1997
--------------------------------------------------------------------------------

                                                              EMERGING     INTERNATIONAL                   INCOME        STANDBY
                                                               GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME
                                                  TOTAL      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                ----------   -----------   -------------   -----------   -----------   -----------
INCOME:
   Dividends and capital gains                  $   98,985    $ 13,867        $  7,984      $ 12,525     $   48,689    $    15,920
   Miscellaneous income (loss)                       2,046         424             242           151            491            (21)
EXPENSES:
   Mortality and expense risk, and
     administrative charge                           8,013         946             799           789          1,297          2,346
                                                ----------    --------        --------      --------     ----------    -----------
 Net investment income (loss)                       93,018      13,345           7,427        11,887         47,883         13,553
                                                ----------    --------        --------      --------     ----------    -----------
 Net change in unrealized appreciation
   (depreciation) on investments                   (16,192)     15,477            (131)        1,715        (45,887)           (43)
 Realized gain (loss) on investments                15,346       7,624           4,509         2,405          1,824         (1,016)
                                                ----------    --------        --------      --------     ----------    -----------
Net realized and unrealized gain (loss) on
 investments                                          (846)     23,101           4,378         4,120        (44,063)        (1,059)
                                                ----------    --------        --------      --------     ----------    -----------
Net increase (decrease) in net assets
 resulting from operations                          92,172      36,446          11,805        16,007          3,820         12,494
                                                ----------    --------        --------      --------     ----------    -----------
Contract owners activity:
 Payments received from contract owners          1,524,644      33,978          41,159        51,326         59,528      1,247,173
 Net transfers between subaccounts                      --     144,764          47,420        48,835        909,558     (1,310,153)
 Withdrawals and surrenders                        (68,116)     (9,166)         (7,648)       (2,812)        (3,655)       (36,193)
 Contract maintenance charge                          (665)       (126)           (111)         (118)          (102)           (37)
                                                ----------    --------        --------      --------     ----------    -----------
 Net increase (decrease) from contract
   activity                                      1,455,863     169,450          80,820        97,231        965,329        (99,210)
                                                ----------    --------        --------      --------     ----------    -----------
Net increase (decrease) in net assets            1,548,035     205,896          92,625       113,238        969,149        (86,716)
Net assets, at beginning of period                 535,649      52,645          56,613        55,099         57,035        213,819
                                                ----------    --------        --------      --------     ----------    -----------
Net assets, at end of period                    $2,083,684    $258,541        $149,238      $168,337     $1,026,184    $   127,103
                                                ==========    ========        ========      ========     ==========    ===========

                                                               GROWTH &
                                                                INCOME         BOND
                                                              SUB-ACCOUNT   SUB-ACCOUNT
                                                              -----------   -----------
INCOME:
   Dividends and capital gains                                 $ --          $ --
   Miscellaneous income (loss)                                      719            40
EXPENSES:
   Mortality and expense risk, and
     administrative charge                                        1,413           423
                                                               --------      --------
 Net investment income (loss)                                      (694)         (383)
                                                               --------      --------
 Net change in unrealized appreciation
   (depreciation) on investments                                  8,426         4,251
 Realized gain (loss) on investments                             --            --
                                                               --------      --------
Net realized and unrealized gain (loss) on
 investments                                                      8,426         4,251
                                                               --------      --------
Net increase (decrease) in net assets
 resulting from operations                                        7,732         3,868
                                                               --------      --------
Contract owners activity:
 Payments received from contract owners                          58,171        33,309
 Net transfers between subaccounts                              143,810        15,766
 Withdrawals and surrenders                                      (8,642)           --
 Contract maintenance charge                                       (140)          (31)
                                                               --------      --------
 Net increase (decrease) from contract
   activity                                                     193,199        49,044
                                                               --------      --------
Net increase (decrease) in net assets                           200,931        52,912
Net assets, at beginning of period                               67,028        33,410
                                                               --------      --------
Net assets, at end of period                                   $267,959      $ 86,322
                                                               ========      ========

    The accompanying notes are an integral part of the financial statements.

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------
1.  ORGANIZATION

     Western-Southern Life Assurance Company Separate Account 2 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable annuity contracts, and commenced operations on February 23, 1995.

     The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The Account has eight investment sub-accounts each of which invests in the corresponding portfolio (a "Portfolio") of Select Advisors Variable Insurance Trust or of Select Advisors Portfolios, each of which is an open-ended diversified management investment company. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the Portfolio in which each sub-account is invested. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

     Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the company. See the related prospectus for a more detailed understanding of the annuity contracts.

3.  CONTRACT CHARGES

     Certain deduction for administrative and risk charges are deducted from the contract value, in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of .80% of the contract value.

     The Company also deducts an annual contract maintenance charge of $35 from the contract value on each contract anniversary and upon any full surrender.

4.  USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

5.  TAXES

     The Account is not taxed separately because the operations of the Account are part of the total operations of the company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

6.  PURCHASES AND SALES OF INVESTMENTS

     The following table shows aggregate cost of shares and beneficial interests of the Portfolios purchased and proceeds from shares and beneficial interests of the Portfolios sold by the corresponding sub-accounts for the period January 1, 1998 to June 30, 1998.

                                                PURCHASES     SALES
                                                ---------    --------
Select Advisors Variable Insurance Trust
  Emerging Growth Portfolio                     $ 50,791     $ 42,987
  International Equity Portfolio                  19,860       29,306
  Balanced Portfolio                              47,185       39,642
  Income Opportunity Portfolio                    66,784       33,519
  Standby Income Portfolio                       182,048      266,243
  Value Plus Portfolio                             4,605           --
Select Advisors Portfolios
  Growth & Income Portfolio II                    62,409       50,751
  Bond Portfolio II                                8,887       26,549

7.  UNIT VALUES

     The following table shows a summary of units outstanding for variable annuity contracts for the period January 1, 1998 to June 30, 1998.

                                                                          TRANSFERS
                                      BEGINNING     UNITS      UNITS     BETWEEN SUB-   ENDING      UNIT        ENDING
                                        UNITS     PURCHASED   REDEEMED     ACCOUNTS      UNITS      VALUE       VALUE
                                      ---------   ---------   --------   ------------   -------   ---------   ----------
Emerging Growth Sub-account             15,058         (62)      (592)        1,207      15,611   18.079380   $  282,231
International Equity Sub-account        10,507        (443)      (543)          450       9,971   17.481170      174,316
Balanced Sub-account                    10,276        (315)      (536)        1,216      10,641   17.531266      186,546
Income Opportunity Sub-account          58,064        (197)      (846)          600      57,621   17.766556    1,023,723
Standby Income Sub-account              11,233       8,435    (10,632)       (5,332)      3,704   11.576364       42,879
Value Plus Sub-account                      --          10         --           467         477    9.827097        4,684
Growth & Income Sub-account             15,766         595       (616)          647      16,392   18.596802      304,839
Bond Sub-account                         7,005        (274)       (16)       (1,108)      5,607   12.815355       71,860
                                                                                                              ----------
                                                                                                              $2,091,078
                                                                                                              ==========

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
Supplementary Information-Selected Per Share Data and Ratios
--------------------------------------------------------------------------------

                                       EMERGING     INTERNATIONAL                   INCOME        STANDBY        VALUE
                                        GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME         PLUS*
                                      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                      -----------   -------------   -----------   -----------   -----------   -----------
(SELECTED DATA FOR A SHARE OF
 ACCUMULATION UNIT OUTSTANDING
 THROUGHOUT EACH YEAR) FOR THE
 PERIOD ENDED JUNE 30,
 1998(UNAUDITED)
Per share data
 Investment income                    $   --          $  --         $ 0.187313    $ 0.781170    $ 0.306856    $   --
 Expenses                               0.070637        0.063546      0.067977      0.071632      0.045238      0.012807
                                      ----------      ----------    ----------    ----------    ----------    ----------
 Net investment income (loss)          (0.070637)      (0.063546)     0.119336      0.709538      0.261618     (0.012807)
 Net realized and unrealized gain
   (loss) on investments                0.980170        3.341303      1.029624     (0.616213)    (0.000147)    (0.160096)
                                      ----------      ----------    ----------    ----------    ----------    ----------
 Net increase (decrease) in net
   asset value                          0.909533        3.277757      1.148960      0.093325      0.261471     (0.172903)
   Beginning of period                 17.169847       14.203413     16.382306     17.673231     11.314893     10.000000
                                      ----------      ----------    ----------    ----------    ----------    ----------
   End of period                      $18.079380      $17.481170    $17.531266    $17.766556    $11.576364    $ 9.827097
                                      ==========      ==========    ==========    ==========    ==========    ==========
Ratios
 Ratio of operating expense to
   average net assets (%)                   0.41%           0.40%         0.40%         0.40%         0.42%         0.13%
 Ratio of net investment income
   (loss) to average net assets (%)        -0.50%          -0.42%         0.72%         4.01%         2.38%         0.09%

                                       GROWTH &
                                        INCOME         BOND
                                      SUB-ACCOUNT   SUB-ACCOUNT
                                      -----------   -----------
(SELECTED DATA FOR A SHARE OF
 ACCUMULATION UNIT OUTSTANDING
 THROUGHOUT EACH YEAR) FOR THE
 PERIOD ENDED JUNE 30,
 1998(UNAUDITED)
Per share data
 Investment income                    $   --        $   --
 Expenses                               0.072264      0.049173
                                      ----------    ----------
 Net investment income (loss)          (0.072264)    (0.049173)
 Net realized and unrealized gain
   (loss) on investments                1.673238      0.542477
                                      ----------    ----------
 Net increase (decrease) in net
   asset value                          1.600974      0.493304
   Beginning of period                 16.995828     12.322051
                                      ----------    ----------
   End of period                      $18.596802    $12.815355
                                      ==========    ==========
Ratios
 Ratio of operating expense to
   average net assets (%)                   0.40%         0.35%
 Ratio of net investment income
   (loss) to average net assets (%)        -0.47%        -0.33%

                                       EMERGING     INTERNATIONAL                   INCOME        STANDBY        VALUE
                                        GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME         PLUS*
                                      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                      -----------   -------------   -----------   -----------   -----------   -----------
(SELECTED DATA FOR A SHARE OF
 ACCUMULATION UNIT OUTSTANDING
 THROUGHOUT EACH YEAR) FOR THE YEAR
 ENDED DECEMBER 31, 1997
Per share data
 Investment income                    $ 0.929048      $ 0.771640    $ 1.317477    $ 2.241559    $ 0.594041
 Expenses                               0.118607        0.107978      0.120752      0.136658      0.088130
                                      ----------      ----------    ----------    ----------    ----------
 Net investment income (loss)           0.810441        0.663662      1.196725      2.104901      0.505911
 Net realized and unrealized gain
   (loss) on investments                3.411742        1.063784      1.263315     (0.318302)    (0.010926)
                                      ----------      ----------    ----------    ----------    ----------
 Net increase (decrease) in net
   asset value                          4.222183        1.727446      2.460040      1.786599      0.494985
   Beginning of year                   12.947664       12.475967     13.922266     15.886632     10.819908
                                      ----------      ----------    ----------    ----------    ----------
   End of year                        $17.169847      $14.203413    $16.382306    $17.673231    $11.314893
                                      ==========      ==========    ==========    ==========    ==========
Ratios
 Ratio of operating expense to
   average net assets (%)                   0.61%           0.78%         0.71%         0.24%         1.38%
 Ratio of net investment income
   (loss) to average net assets (%)         8.58%           7.22%        10.64%         8.84%         7.95%

                                       GROWTH &
                                       INCOME II      BOND II
                                      SUB-ACCOUNT   SUB-ACCOUNT
                                      -----------   -----------
(SELECTED DATA FOR A SHARE OF
 ACCUMULATION UNIT OUTSTANDING
 THROUGHOUT EACH YEAR) FOR THE YEAR
 ENDED DECEMBER 31, 1997
Per share data
 Investment income                    $   --        $   --
 Expenses                               0.122934      0.094423
                                      ----------    ----------
 Net investment income (loss)          (0.122934)    (0.094423)
 Net realized and unrealized gain
   (loss) on investments                2.827415      0.910882
                                      ----------    ----------
 Net increase (decrease) in net
   asset value                          2.704481      0.816459
   Beginning of year                   14.291347     11.505592
                                      ----------    ----------
   End of year                        $16.995828    $12.322051
                                      ==========    ==========
Ratios
 Ratio of operating expense to
   average net assets (%)                   0.84%         0.71%
 Ratio of net investment income
   (loss) to average net assets (%)        -0.41%        -0.64%

---------------
* Calculation of the Value Plus Unit Values began May 1, 1998 when that sub-account commenced operations

                                   TOUCHSTONE
                                    ADVISOR
                                VARIABLE ANNUITY

                            ------------------------

                            Select Advisors Variable
                                Insurance Trust


                             * Emerging Growth
                             * International Equity
                             * Income Opportunity
                             * Value Plus
                             * Balanced
                             * Standby Income

                               -----------------
                               SEMIANNUAL REPORT
                                 JUNE 30, 1998
                               -----------------

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
COMMON STOCKS--89.8%
         AUTOMOTIVE--2.0%
 8,700   Bandag, Class A.................  $   300,150
17,000   Exide...........................      285,813
                                           -----------
                                               585,963
                                           -----------
         BANKING--2.9%
 5,000   Bank United, Class A............      239,375
 7,900   Dime Bancorp....................      236,506
12,500   Golden State Bancorp............      371,875
                                           -----------
                                               847,756
                                           -----------
         BEVERAGES, FOOD & TOBACCO--1.7%
18,500   DiMon...........................      208,125
15,000   Ralcorp Holdings................      283,125
                                           -----------
                                               491,250
                                           -----------
         BUILDING MATERIALS--3.5%
13,700   Calmat..........................      301,400
32,300   Dal-Tile International..........      316,944
 8,400   Martin Marietta Materials.......      378,000
                                           -----------
                                               996,344
                                           -----------
         CHEMICALS--1.6%
25,300   Calgon Carbon...................      251,419
 7,400   Standard Products...............      208,125
                                           -----------
                                               459,544
                                           -----------
         COMMERCIAL SERVICES--10.0%
25,000   Acsys...........................      343,750
 8,000   Administaff*....................      369,000
10,000   Advance Paradigm................      367,500
15,000   A.C. Nielson*...................      378,750
15,000   ITT Educational Services........      483,750
12,000   Stewart Enterprises.............      319,500
14,200   Unova...........................      305,300
12,900   Wallace Computer Services.......      306,375
                                           -----------
                                             2,873,925
                                           -----------
         COMMUNICATIONS--1.0%
 7,000   Geotel Communications*..........      285,250
                                           -----------
         COMPUTER SOFTWARE &
           PROCESSING--11.0%
 5,000   Cambridge Technology
           Partners*.....................      273,125
22,900   Carreker-Antinori...............      240,450
 4,600   CBT Group, ADR..................      246,100
15,000   Devry...........................      329,063
 8,000   HNC Software*...................      326,500
 5,000   Keane*..........................      280,000
 9,000   Policy Management System*.......      353,250
25,000   PSW Technologies*...............      143,750

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
         COMPUTER SOFTWARE &
           PROCESSING--CONTINUED
25,000   Remedy..........................  $   425,000
 7,500   Transaction Systems Architects,
           Series A*.....................      288,750
 8,000   Wind River Systems*.............      287,000
                                           -----------
                                             3,192,988
                                           -----------
         COMPUTERS & INFORMATION--6.7%
 6,000   EMC Corporation.................      268,875
13,400   Gerber Scientific...............      304,850
29,800   Intergraph*.....................      255,163
15,000   Renaissance Worldwide...........      326,250
 5,800   Saville Systems, ADR*...........      290,725
27,400   Scitex..........................      357,913
 2,500   Sterling Commerce...............      121,250
                                           -----------
                                             1,925,026
                                           -----------
         ELECTRONICS--5.8%
10,000   Advanced Lighting
           Technologies..................      232,500
25,000   Aeroflex........................      259,375
21,500   Commscope.......................      348,025
21,600   Magnetek........................      340,200
 6,800   Maxwell Technologies............      158,100
16,000   Sipex...........................      344,000
                                           -----------
                                             1,682,200
                                           -----------
         ENTERTAINMENT & LEISURE--2.3%
17,000   Cinar Films, Class B............      331,500
 7,000   SFX Entertainment, Class A......      321,125
                                           -----------
                                               652,625
                                           -----------
         FINANCIAL SERVICES--2.1%
23,000   Life USA Holdings...............      297,563
12,000   T&W Financial...................      301,500
                                           -----------
                                               599,063
                                           -----------
         FOREST PRODUCTS & PAPER--0.8%
21,800   Unisource Worldwide.............      235,713
                                           -----------
         HEAVY INDUSTRY--0.7%
 8,059   Flowserve.......................      198,453
                                           -----------
         HOME CONSTRUCTION, FURNISHINGS &
           APPLIANCES--1.5%
 7,100   Herman Miller...................      172,619
 4,600   LA-Z-Boy Chair..................      259,900
                                           -----------
                                               432,519
                                           -----------
         INDUSTRIAL--4.2%
10,000   CN Bioscience*..................      250,000
13,000   Comfort Systems*................      303,875
11,000   Foster Wheeler..................      235,813
 9,000   General Cable...................      259,875
 7,000   Wesley Jessen Visioncare*.......      161,875
                                           -----------
                                             1,211,438
                                           -----------

    The accompanying notes are an integral part of the financial statements.

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
COMMON STOCKS--CONTINUED
         INSURANCE--3.1%
14,000   ARM Financial Group, Class A....  $   309,750
12,100   HCC Insurance Holdings..........      266,200
 5,850   HSB Group.......................      312,975
                                           -----------
                                               888,925
                                           -----------
         MEDIA--BROADCASTING &
           PUBLISHING--7.1%
15,000   American Tower Systems, Class
           A.............................      374,063
 4,400   Central Newspapers, Class A.....      306,900
15,000   Gartner Group, Class A..........      525,000
 9,800   Gibson Greetings................      245,000
19,600   Hollinger International.........      333,200
 9,400   Lee Enterprises.................      287,875
                                           -----------
                                             2,072,038
                                           -----------
         MEDICAL--1.8%
 6,000   Arthocare.......................       99,750
15,000   Atria Communities*..............      258,750
13,700   Biosite Diagnostics.............      150,700
                                           -----------
                                               509,200
                                           -----------
         MEDICAL SUPPLIES--2.8%
 8,200   EG&G............................      246,000
13,500   Elsag Bailey*...................      324,844
10,000   OEC Medical Systems.............      225,000
                                           -----------
                                               795,844
                                           -----------
         METALS--0.7%
 4,100   Harsco..........................      187,831
                                           -----------
         OIL & GAS--1.9%
 8,300   Equitable Resources.............      253,150
14,700   Nabors Industries*..............      291,244
                                           -----------
                                               544,394
                                           -----------
         PHARMACEUTICALS--1.5%
13,900   Jean Coutu Group, Class A.......      215,039
16,000   King Pharmaceuticals............      224,000
                                           -----------
                                               439,039
                                           -----------
         RESTAURANTS--1.1%
14,000   The Cheesecake Factory..........      316,750
                                           -----------
         RETAILERS--3.4%
34,000   Charming Shoppes*...............      161,500
12,500   Coldwater Creek.................      343,750
 9,000   Enesco Group....................      276,750
 6,300   Zale*...........................      200,419
                                           -----------
                                               982,419
                                           -----------

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
         TELEPHONE SYSTEMS--0.6%
15,000   Startec Global Communication....  $   172,500
                                           -----------
         TEXTILES, CLOTHING & FABRICS--2.2%
12,045   Albany International............      288,327
23,000   Stride Rite.....................      346,438
                                           -----------
                                               634,765
                                           -----------
         TRANSPORTATION--5.8%
25,200   Fritz Companies*................      337,050
17,000   Halter Marine Group.............      256,063
 8,400   JB Hunt Transportation
           Services......................      299,250
 8,500   Knightsbridge Tankers...........      227,375
 9,700   Newport News Shipbuilding.......      259,475
16,200   Yellow..........................      300,713
                                           -----------
                                             1,679,926
                                           -----------

TOTAL COMMON STOCKS (COST $23,233,335)...   25,893,688
                                           -----------
WARRANTS--0.2%
         BANKING--0.2%
12,500   Golden State Bancorp............       66,406
                                           -----------
TOTAL WARRANTS (COST $0).................       66,406
                                           -----------
TOTAL INVESTMENTS AT VALUE--90.0%
(COST $23,233,335) (a)...................   25,960,094
CASH AND OTHER ASSETS NET OF
  LIABILITIES--10.0%.....................    2,876,939
                                           -----------
NET ASSETS--100.0%.......................  $28,837,033
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:

   * Non-income producing security.
 (a) The aggregate identified cost for federal income tax purposes is $23,233,335, resulting in gross unrealized appreciation and depreciation of $4,121,048 and $1,394,289, respectively, and net unrealized appreciation of $2,726,759.
ADR - American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
SHARES                                      (NOTE 1)
-------                                    -----------
COMMON STOCKS--88.4%
          DENMARK--1.2%
  3,868   Tele Danmark A/S, Class B......  $   371,815
                                           -----------
          FINLAND--2.6%
  8,046   Nokia OYJ, Series A............      594,852
  5,173   Pohjola Insurance, Class B.....      256,853
                                           -----------
                                               851,705
                                           -----------
          FRANCE--19.1%
    958   Accor..........................      268,300
  4,469   Alcatel Alsthom................      910,594
  2,310   Assurances Generales de
            France.......................      130,804
  4,723   AXA............................      531,596
  3,463   Banque National De Paris.......      283,162
  1,422   Bouygues.......................      258,438
  3,366   Cap Gemini.....................      529,289
  3,870   Casino Guichard-Perrachon......      309,267
  1,835   Groupe Danone..................      506,322
  5,263   Lafarge........................      544,463
  8,598   Lagardere Groupe...............      358,208
  8,374   Renault........................      476,673
  4,336   Rhone Poulenc..................      244,737
  3,348   Suez Lyonnaise Des
            Eaux-Dumex...................      551,396
  1,990   Total S.A., Series B...........      258,899
                                           -----------
                                             6,162,148
                                           -----------
          GERMANY--12.7%
  1,455   Adidas.........................      253,868
    523   Allianz Holdings...............      174,527
     12   Allianz........................        3,971
 11,380   BASF...........................      541,379
    607   BMW............................      614,577
  2,823   Dresdner Bank..................      152,700
 10,240   Lufthansa......................      258,201
  8,957   Mannesmann.....................      921,788
  8,718   RWE............................      516,551
    659   Volkswagen.....................      637,247
                                           -----------
                                             4,074,809
                                           -----------
          GREAT BRITAIN--20.7%
 21,223   Amvescap.......................      207,338
 96,874   Avis Europe....................      438,961
 54,032   BG.............................      313,327
 17,491   Boots..........................      290,055
 32,970   British Aerospace..............      252,725
 10,174   British Petroleum..............      148,837
 42,179   Cable & Wireless
            Communications...............      427,564
 49,622   Compass Group..................      571,794
 16,960   Electrocomponents..............      133,119
 15,420   GKN............................      196,612
 27,235   Great Universal Stores.........      359,311
 16,255   Lloyds TSB Group...............      228,432
 51,578   National Grid Group............      348,245
 13,637   National Westminster Bank......      243,907

                                              VALUE
SHARES                                      (NOTE 1)
-------                                    -----------
          GREAT BRITAIN--CONTINUED
 16,279   Orange.........................  $   173,718
 33,719   Rentokil Initial...............      242,699
 26,453   Shell Transport & Trading......      187,088
 24,281   SmithKline Beecham.............      295,482
 27,278   Unilever.......................      290,636
 49,454   Vodafone Group.................      628,083
 50,305   WPP Group......................      329,947
  7,301   Zeneca Group...................      313,595
                                           -----------
                                             6,621,475
                                           -----------
          IRELAND--3%
 19,750   Allied Irish Banks.............      286,925
 18,056   Bank of Ireland................      370,279
 22,745   CRH............................      322,296
                                           -----------
                                               979,500
                                           -----------
          ISRAEL--0.5%
  3,470   ECI Telecommunications.........      131,426
  1,050   Teva Pharmaceutical Industries,
            ADR..........................       36,947
                                           -----------
                                               168,373
                                           -----------
          ITALY--6.2%
101,785   Banca di Roma..................      205,926
 81,261   Credito Italiano...............      422,743
150,801   Montedison.....................      186,808
722,783   Seat...........................      485,939
 43,680   Telecom Italia Mobile..........      266,760
 18,840   Telecom Italia.................      137,771
 58,621   Telecom Italia, Non-Convertible
            Savings Shares...............      285,488
                                           -----------
                                             1,991,435
                                           -----------
          JAPAN--4.7%
  1,300   Acom...........................       61,992
  5,000   Bank of Tokyo..................       53,150
  5,000   Bridgestone....................      118,673
  4,000   Canon..........................       91,176
  9,000   Fujitsu........................       95,083
  2,000   Fuji...........................       69,901
  7,000   Minebea........................       69,952
     70   Morgan Stanley Dean Witter
            (Sony Corp), CPS.............      118,081
     66   Merrill Lynch (Honda Motor),
            CPS..........................       67,082
    700   Nintendo.......................       65,697
     24   Nippon Telegraph & Telephone...       99,859
    810   Promise........................       33,468
  1,000   Rohm Company...................      103,115
  1,000   Sankyo.........................       22,866
  1,000   TDK............................       74,171
  4,000   Terumo.........................       63,678
  4,400   Tokyo Electric Power...........       86,602

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
SHARES                                      (NOTE 1)
-------                                    -----------
COMMON STOCKS--CONTINUED
          JAPAN--CONTINUED
  7,000   Toyota Motor...................  $   181,844
  2,000   Yamanouchi Pharmaceutical......       41,825
                                           -----------
                                             1,518,215
                                           -----------
          MEXICO--1.6%
    513   Cemex, Class B.................        2,267
  7,700   Cifra, ADR.....................      112,766
  3,539   Fomento Economico Mexico,
            ADR..........................      111,479
 25,885   Kimberly-Clark Mexico, Series
            A............................       89,452
  4,300   Telefonos De Mexico, ADR.......      206,669
                                           -----------
                                               522,633
                                           -----------
          NETHERLANDS--5.0%
  5,579   Ing Groep......................      365,683
  7,170   Koninklijke....................      276,265
  7,445   Nutreco Holding................      260,849
  5,099   OCE............................      217,294
  7,170   TNT Post Groep.................      183,471
  8,796   Verenigde Nederlandse..........      319,870
                                           -----------
                                             1,623,432
                                           -----------
          RUSSIA--0.0%
  2,300   JSC Surgutneftegaz, ADR........        9,322
                                           -----------
          SPAIN--2.5%
  9,344   Bancaria De Espana.............      209,608
  9,537   Banco Central
            Hispanoamericano.............      299,761
  6,463   Telefonica De Espana...........      298,811
                                           -----------
                                               808,180
                                           -----------
          SWEDEN--2.5%
 36,785   Nordbanken Holding.............      269,935
 13,015   Skandia Forsakrings............      186,115
 11,155   ForeningSparbanken.............      335,825
                                           -----------
                                               791,875
                                           -----------
          SWITZERLAND--6.1%
     47   Kuoni Reisen Holdings..........      233,897
    220   Nestle.........................      471,958

                                              VALUE
SHARES                                      (NOTE 1)
-------                                    -----------
          SWITZERLAND--CONTINUED
    260   Novartis.......................  $   433,706
     91   Swiss Reinsurance..............      230,703
     46   UBS (Schw. Bank
            Gesellschaft)................       82,782
  1,364   Union Bank Of Switzerland......      508,424
                                           -----------
                                             1,961,470
                                           -----------
TOTAL COMMON STOCKS
(COST $23,282,976).......................   28,456,387
                                           -----------
PREFERRED STOCKS--4.9%
          GERMANY--4.9%
  5,895   Henkel.........................      583,777
    111   Porsche........................      320,222
    971   Sap Vorzug.....................      659,903
                                           -----------
                                             1,563,902
                                           -----------
TOTAL PREFERRED STOCKS
(COST $951,047)..........................    1,563,902
                                           -----------
RIGHTS--0.1%
          GERMANY--0.1%
     44   BMW............................       44,347
                                           -----------
TOTAL RIGHTS (COST $0)...................       44,347
                                           -----------
TOTAL INVESTMENTS AT VALUE--93.4%
(COST $24,234,023) (a)...................   30,064,636
CASH AND OTHER ASSETS
  NET OF LIABILITIES--6.6%...............    2,137,399
                                           -----------
NET ASSETS--100.0%.......................  $32,202,035
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
 (a) The aggregate identified cost for federal income tax purposes is $24,234,023, resulting in gross unrealized appreciation and depreciation of $6,153,758 and $323,145, respectively, and net unrealized appreciation of $5,830,613.
ADR - American Depositary Receipt
CPS - Currency Protected Security.

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
  SHARES                                    (NOTE 1)
----------                                 -----------
COMMON STOCKS--58.4%
             ADVERTISING--2.4%
    12,700   WPP Group...................  $   854,075
                                           -----------
             AEROSPACE & DEFENSE--4.3%
    10,700   Boeing......................      476,819
     6,000   Lockheed Martin.............      635,250
     9,000   Rockwell International......      432,563
                                           -----------
                                             1,544,632
                                           -----------
             AIRLINES--1.9%
     8,000   AMR*........................      666,000
                                           -----------
             BANKING--1.1%
     2,700   Citicorp....................      402,975
                                           -----------
             BEVERAGES, FOOD & TOBACCO--1.1%
     7,916   Diageo, ADR.................      381,452
                                           -----------
             CHEMICALS--1.9%
    12,300   Monsanto....................      687,263
                                           -----------
             COMMUNICATIONS--1.6%
    20,700   General Instrument..........      562,781
                                           -----------
             COMPUTERS & INFORMATION--0.8%
     6,500   EMC.........................      291,281
                                           -----------
             ELECTRONICS--4.9%
    18,900   Adaptec *...................      270,506
     5,000   Avnet.......................      273,438
     6,700   Motorola....................      352,169
    20,300   Solectron...................      853,869
                                           -----------
                                             1,749,982
                                           -----------
             ENTERTAINMENT &
               LEISURE--2.4%
    14,900   Polaroid....................      529,881
     4,000   Time Warner.................      341,750
                                           -----------
                                               871,631
                                           -----------
             FINANCIAL SERVICES--6.4%
    17,000   Countrywide Credit..........      862,750
     8,400   Federal Home Loan Mortgage
               Corporation...............      395,325
    24,800   Green Tree Financial........    1,061,750
                                           -----------
                                             2,319,825
                                           -----------
             HEALTH CARE PROVIDERS--1.2%
    14,100   Tenet Healthcare*...........      440,625
                                           -----------
             HEAVY INDUSTRY--3.2%
     6,500   Caterpillar.................      343,688
    20,000   Lucasvarity, ADR............      796,250
                                           -----------
                                             1,139,938
                                           -----------
             INDUSTRIAL--0.7%
     3,900   Armstrong World
               Industries................      262,763
                                           -----------
             INSURANCE--1.0%
     8,000   Renaissancere Holdings......      370,500
                                           -----------

                                              VALUE
  SHARES                                    (NOTE 1)
----------                                 -----------
             LODGING--1.8%
    55,700   Homestead Village
               Property*.................  $   661,438
                                           -----------
             MEDIA--BROADCASTING & PUBLISHING--1.0%
     9,300   Reed International, ADR.....      345,263
                                           -----------
             METALS--1.8%
    28,200   Allegheny Teledyne..........      645,075
                                           -----------
             OIL & GAS--1.6%
     8,300   Anadarko Petroleum..........      557,656
                                           -----------
             PHARMACEUTICALS--2.4%
    18,300   Millipore...................      498,675
    10,800   Teva Pharmaceutical
               Industries, ADR...........      380,025
                                           -----------
                                               878,700
                                           -----------
             REAL ESTATE--4.5%
    14,700   Oakwood Homes...............      441,000
    22,800   Security Capital Group,
               Class B...................      607,050
    22,600   Security Capital Industrial
               Trust REIT................      565,000
                                           -----------
                                             1,613,050
                                           -----------
             TELEPHONE SYSTEMS--2.2%
    11,400   Sprint......................      803,700
                                           -----------
             TEXTILES, CLOTHING & FABRICS--2.5%
    34,200   Shaw Industries.............      602,775
     8,700   Unifi.......................      297,975
                                           -----------
                                               900,750
                                           -----------
             TRANSPORTATION--5.7%
    24,100   Air Express International...      644,675
    29,600   Sabre Group Holding*........    1,124,800
     6,500   Union Pacific...............      286,813
                                           -----------
                                             2,056,288
                                           -----------

TOTAL COMMON STOCKS (COST $18,934,138)...   21,007,643
                                           -----------
PRINCIPAL
  AMOUNT
----------
CORPORATE BONDS--$9.6%
             BANKING--1.7%
$  100,000   Bankers Trust, 7.125%,
               03/15/06..................  $   104,656
   250,000   BB&T, 7.25%, 06/15/07.......      265,878
   250,000   Chase Manhattan, 7.25%,
               06/01/07..................      266,202
       760   Nykredit, 6.00%, 10/01/26...          110
                                           -----------
                                             1,136,779
                                           -----------

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
CORPORATE BONDS--CONTINUED
             BEVERAGES, FOOD &
               TOBACCO--0.5%
$  160,000   Coca-Cola Femsa, 8.95%,
               11/01/06..................  $   162,204
                                           -----------
             CHEMICALS--0.3%
   100,000   Belo, 6.875%, 06/01/02......      102,750
                                           -----------
             COMPUTER SOFTWARE & PROCESSING--1.1%
   400,000   Computer Associates
               International, 6.375%,
               04/15/05..................      401,760
                                           -----------
             ELECTRIC UTILITIES--0.6%
   215,000   Financiera Energy, 9.375%,
               06/15/06..................      211,549
                                           -----------
             FINANCIAL SERVICES--1.0%
   250,000   Bonos Del Tesoro, 8.75%,
               05/09/02..................      241,786
   120,000   Paine Webber Group, 7.00%,
               03/01/00..................      121,489
                                           -----------
                                               363,275
                                           -----------
             METALS--0.8%
   300,000   AK Steel, 9.125%,
               12/15/06..................      313,500
                                           -----------
             MULTIPLE UTILITIES--0.9%
   300,000   New Brunswick, 7.125%,
               10/01/02..................      313,410
                                           -----------
             OIL & GAS--0.4%
   150,000   Petroleos Mexicanos, 8.85%,
               09/15/07..................      145,500
                                           -----------
             RETAILERS--0.9%
   300,000   Rite Aid, 7.125%
               01/15/07..................      315,809
                                           -----------
             TELEPHONE SYSTEMS--1.4%
   500,000   AT&T Capital, 6.23%,
               09/24/99..................      499,933
                                           -----------
TOTAL CORPORATE BONDS (COST
$3,440,757)..............................    3,466,536
                                           -----------
MORTGAGE BACKED SECURITIES--2.1%
    20,000   Access Financial, 7.10%,
               05/15/21..................       20,826
    35,000   Federal National Mortgage
               Association, 6.15%,
               10/25/07..................       35,013
   500,000   Federal National Mortgage
               Association, 6.247%,
               06/25/16..................      500,855
    44,500   General Electric Capital
               Mortgage Service, 6.50%,
               03/25/24..................       44,785

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
MORTGAGE BACKED SECURITIES--CONTINUED
$   40,000   General Electric Capital
               Mortgage Service, 6.50%,
               11/25/23..................  $    39,158
    40,000   Merrill Lynch Mortgage
               Investment, 7.089%,
               12/26/25..................       41,946
    17,888   Merrill Lynch Mortgage
               Investment, 7.65%,
               01/15/12..................       18,030
    50,000   Prudential Home Mortgage
               Securities, 6.25%,
               04/25/24..................       46,911
                                           -----------
TOTAL MORTGAGE BACKED SECURITIES (COST
$733,757)................................      747,524
                                           -----------
MUNICIPAL BONDS--0.8%
    40,000   Baltimore Community
               Development Financing,
               8.20%, 08/15/07...........       44,331
    15,000   Colorado Housing Finance
               Authority, 8.00%,
               08/01/02..................       14,998
    65,000   New York City, New York,
               General Obligation, 0.00%,
               11/15/14..................       55,288
    10,000   New York City, New York,
               General Obligation, 9.75%,
               08/15/12..................       10,618
    40,000   New York State Housing
               Finance Agency Service,
               7.50%, 09/15/03...........       41,684
    50,000   Ohio Housing Financial
               Agency, 7.90%, 10/01/14...       51,706
    30,000   Oklahoma City Airport,
               9.40%, 11/01/10...........       34,874
    40,000   Oregon State General
               Obligation, 6.90%,
               01/01/00..................       40,045
                                           -----------
TOTAL MUNICIPAL BONDS (COST $273,913)....
                                               293,544
                                           -----------
         U.S. TREASURY OBLIGATIONS--23.2%
 1,175,000   U.S. Treasury Bonds, 7.25%,
               08/15/22..................    1,406,325
 1,025,000   U.S. Treasury Bonds, 6.75%,
               08/15/26..................    1,173,625
 1,355,000   U.S. Treasury Bonds, 6.25%,
               04/30/01..................    1,379,982
   900,000   U.S. Treasury Notes, 7.00%,
               07/15/06..................      983,250
   495,000   U.S. Treasury Notes, 5.75%,
               10/31/00..................      497,475
   840,000   U.S. Treasury Notes, 7.25%,
               08/15/04..................      914,287

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
U.S. TREASURY OBLIGATIONS--CONTINUED
$  700,000   U.S. Treasury Notes, 5.75%,
               08/15/03..................  $   707,438
 1,015,000   U.S. Treasury Notes, 6.125%,
               08/31/98..................    1,016,269
   250,000   U.S. Treasury Notes, 5.625%,
               05/15/01..................      250,703
                                           -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST
$8,144,903)..............................    8,329,354
                                           -----------
SOVEREIGN GOVERNMENT OBLIGATIONS--2.8%
             BRAZIL--0.9%
   435,079   Republic of Brazil, 8.00%,
               04/15/14..................      319,239
                                           -----------
             SOUTH AFRICA--1.3%
 3,180,000   Republic Of South Africa,
               13.00%, 08/31/10..........      476,558
                                           -----------

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
             UNITED KINGDOM--0.6%
$  105,000   UK Treasury 8.00%,
               12/07/15..................  $   219,593
                                           -----------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS
(COST $1,173,331)........................    1,015,390
                                           -----------
TOTAL INVESTMENTS AT VALUE--96.9% (COST
$32,700,799)(a)..........................  $34,859,991
CASH AND OTHER ASSETS   NET OF
LIABILITIES--3.1%........................    1,100,386
                                           -----------
NET ASSETS--100.0%.......................  $35,960,377
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:

     * Non-income producing security.
   (a) The aggregate identified cost for federal income tax purposes is $32,700,799, resulting in gross unrealized appreciation and depreciation of $3,569,843 and $1,410,651, respectively, and net unrealized appreciation of $2,159,192.
 ADR - American Depositary Receipt
 REIT - Real Estate Investment Trust

--------------------------------------------------------------------------------

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
CORPORATE BONDS--44.8%
             BEVERAGES, FOOD &
               TOBACCO--1.1%
$  400,000   Richmont Marketing Special,
               10.125%, 12/15/07.........  $   406,000
                                           -----------
             CHEMICALS--2.2%
   300,000   Climachem, 10.75%,
               12/01/07..................      311,250
   500,000   Trans-Resources, 10.75%,
               03/15/08..................      515,000
                                           -----------
                                               826,250
                                           -----------
             COMMERCIAL SERVICES--1.2%
   450,000   Marsulex, 9.625%,
               07/01/08..................      456,750
                                           -----------
             COMMUNICATIONS--2.2%
   400,000   Orion Network, 11.25%,
               01/15/07..................      450,000
   350,000   Winstar Communications,
               10.00%, 03/15/08..........      347,375
                                           -----------
                                               797,375
                                           -----------

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
             ENTERTAINMENT &
               LEISURE--1.1%
$  400,000   Regal Cinemas, 9.50%,
               06/01/08..................  $   402,500
                                           -----------
             ENVIRONMENTAL--0.7%
   300,000   ATC Group Services, 12.00%,
               01/15/08..................      276,000
                                           -----------
             FINANCIAL SERVICES--1.7%
   700,000   Salomon Brothers, 0.00%,
               09/18/98..................      644,000
                                           -----------
             FOOD RETAILERS--1.4%
   500,000   Pantry, 10.25%,
               10/15/07..................      510,000
                                           -----------
             FOREST PRODUCTS &
               PAPER--1.2%
   800,000   SF Holdings Group (zero
               coupon until 03/15/03,
               12.75% thereafter),#0.00%,
               03/15/08..................      428,000
                                           -----------

    The accompanying notes are an integral part of the financial statements.

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
CORPORATE BONDS--CONTINUED
             HOME CONSTRUCTION,
               FURNISHINGS &
               APPLIANCES--1.4%
$  500,000   Imperial Home Decor Group,
               11.00%, 03/15/08..........  $   517,500
                                           -----------
             INDUSTRIAL--7.2%
   450,000   Aqua Chem, 11.25%,
               07/01/08..................      457,875
   500,000   Derby Cycle, 10.00%,
               05/15/08..................      497,500
   880,000   Pen-Tab Industries, 10.875%,
               02/01/07..................      871,200
   450,000   Samsonite, 10.75%,
               06/15/08..................      446,625
   400,000   Walbro, 10.125%, 12/15/07...      394,000
                                           -----------
                                             2,667,200
                                           -----------
             MEDIA--BROADCASTING &
               PUBLISHING--4.3%
   450,000   Cumulus Media, 10.375%,
               07/01/08..................      456,750
   500,000   Perry-Judd, 10.625%,
               12/15/07..................      525,000
   600,000   Source Media, 12.00%,
               11/01/04..................      612,000
                                           -----------
                                             1,593,750
                                           -----------
             METALS--3.9%
   500,000   Doe Run Resources, 11.25%,
               03/15/05..................      505,000
   500,000   Elgin National Industries,
               11.00%, 11/01/07..........      530,000
   400,000   Schuff Steel, 10.50%,
               06/01/08..................      396,000
                                           -----------
                                             1,431,000
                                           -----------
             OIL & GAS--0.8%
   300,000   Panaco, 10.625%, 10/01/04...      301,500
                                           -----------
             REAL ESTATE--1.3%
   500,000   BF Saul, 9.75%, 04/01/08....      493,750
                                           -----------
             RESTAURANTS--1.2%
   500,000   Planet Hollywood, 12.00%,
               04/01/05..................      452,500
                                           -----------
             RETAIL--3.8%
   500,000   Big 5, 10.875%, 11/15/07....      517,500
   450,000   HMV Media Group, 10.25%,
               05/15/08..................      456,750
   450,000   US Office Products, 9.75%,
               06/15/08..................      450,000
                                           -----------
                                             1,424,250
                                           -----------
             RETAILERS--0.8%
   300,000   Frank's Nursery & Crafts,
               10.25%, 03/01/08..........      303,000
                                           -----------

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
             TELEPHONE SYSTEMS--4.7%
$  500,000   Amer Mobile/AMSC, 12.25%,
               04/01/08..................  $   470,000
   450,000   Dobson Wireline, 12.25%,
               06/15/08..................      436,500
   300,000   Iridium Capital, 14.00%,
               07/15/05..................      333,750
   500,000   Long Distance International,
               12.25%, 04/15/08..........      495,000
                                           -----------
                                             1,735,250
                                           -----------
             TRANSPORTATION--2.6%
   450,000   American Commercial Lines,
               10.25%, 06/30/08..........      455,625
   500,000   Stena Line, 10.625%,
               06/01/08..................      506,250
                                           -----------
                                               961,875
                                           -----------
TOTAL CORPORATE BONDS (COST
$16,550,755).............................   16,628,450
                                           -----------
        CONVERTIBLE CORPORATE BONDS--1.1%
             METALS--1.1%
$  500,000   Nippon Denro Ispat, 3.00%,
               04/01/01..................      250,625
 1,000,000   NTS Steel Group Public,
               4.00%, 12/16/08++.........      140,000
                                           -----------
                                               390,625
                                           -----------
TOTAL CONVERTIBLE CORPORATE BONDS (COST
$721,847)................................      390,625
                                           -----------
                          EUROBONDS--5.4%
             ARGENTINA--1.8%
   700,000   Telefonica De Argentina,
               9.125%, 05/07/08..........      659,750
                                           -----------
             CHINA--1.7%
   700,000   Cathay International,
               13.00%, 04/15/08..........      616,000
                                           -----------
             ECUADOR--1.9%
   750,000   Conecel Holdings, 14.00%,
               10/01/00..................      720,000
                                           -----------
TOTAL EUROBONDS (COST $2,171,951)........    1,995,750
                                           -----------
SOVEREIGN GOVERNMENT OBLIGATIONS--16.0%
             ARGENTINA--3.0%
 1,200,000   Republic Of Argentina,
               9.75%, 09/19/27...........    1,111,799
                                           -----------
             BULGARIA--2.1%
 1,000,000   Government of Bulgaria,
               6.563%, 07/28/24..........      763,750
                                           -----------
             JAMAICA--1.9%
   700,000   Government of Jamaica,
               10.875%, 06/10/05.........      700,000
                                           -----------

    The accompanying notes are an integral part of the financial statements.

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
SOVEREIGN GOVERNMENT
OBLIGATIONS--CONTINUED
             PERU--1.5%
$1,000,000   Government of Peru, FLIRB,
               3.25%, 03/07/17...........  $   560,000
                                           -----------
             RUSSIA--3.3%
    44,735   Russian Ian, 6.625%,
               12/15/15..................       24,772
 2,550,000   Russia-Principal Loan,
               6.719%, 12/15/20..........    1,204,875
                                           -----------
                                             1,229,647
                                           -----------
             TURKEY--1.3%
   500,000   Republic of Turkey, 10.00%,
               09/19/07..................      482,500
                                           -----------
             VENEZUELA--2.9%
 1,285,710   Republic Of Venezuela FLIRB,
               6.625%, 03/31/07..........    1,060,711
                                           -----------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS
(COST $6,421,951)........................    5,908,407
                                           -----------
                       BRADY BONDS--21.5%
             ARGENTINA--3.3%
 1,377,525   Republic of Argentina, FRB,
               6.625%, 03/31/05..........    1,217,731
                                           -----------
             BRAZIL--4.1%
 2,088,378   Republic of Brazil, 8.00%,
               04/15/14..................    1,537,568
                                           -----------
             BULGARIA--2.0%
 1,050,000   Government of Bulgaria, IAB,
               6.563%, 07/28/11..........      748,781
                                           -----------
             ECUADOR--3.3%
 2,225,340   Ecuador-Bearer-PDI, 3.25%,
               02/27/15..................    1,240,627
                                           -----------
             MEXICO--3.1%
 1,400,000   Mexico Par Ser B Cum, 6.25%,
               12/31/19..................    1,159,375
                                           -----------
             NIGERIA--1.5%
   750,000   Central Bank of Nigeria,
               6.25%, 11/15/20...........      538,125
                                           -----------
             PANAMA--1.5%
   750,000   Panama-Int Reduction Bond,
               3.75%, 07/17/14...........      556,875
                                           -----------
             PERU--1.2%
   700,000   Government of Peru, PDI
               Bond, 4.00%, 03/07/17.....      427,000
                                           -----------
             VENEZUELA--1.5%
   678,572   Republic of Venezuela, DCB,
               6.625%, 12/18/07..........      554,732
                                           -----------
TOTAL BRADY BONDS (COST $8,413,615)......    7,980,814
                                           -----------
                       YANKEE BONDS--7.3%
             BRAZIL--1.5%
   600,000   Paging Network Do Brasil,
               13.50%, 06/06/05..........      513,750
                                           -----------

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
             DOMINICAN REPUBLIC--1.3%
$  500,000   Tricom, 11.375%, 09/01/04...  $   484,375
                                           -----------
             ECUADOR--1.0%
   400,000   Conecel, 14.00%, 05/01/02...      384,000
                                           -----------
             HONG KONG--1.6%
   850,000   GS Superhighway Holdings,
               10.25%, 08/15/07..........      604,563
                                           -----------
             INDONESIA--0.3%
   500,000   FSW International, 12.50%,
               11/01/06++................      110,000
                                           -----------
             KOREA--1.6%
   700,000   Korea Electric Power, 7.00%,
               02/01/27..................      592,336
                                           -----------
TOTAL YANKEE BONDS (COST $3,389,710).....    2,689,024
                                           -----------
WARRANTS--0.0%
             COMMUNICATIONS--0.0%
       400   Loral Space &
               Communications............        6,000
                                           -----------
             TELEPHONE SYSTEMS--0.0%
       300   Primus Telecommunications...        6,000
                                           -----------
TOTAL WARRANTS (COST $0).................       12,000
                                           -----------
TOTAL INVESTMENTS AT VALUE--96.1% (COST
$37,669,829)(a)..........................   35,605,070
CASH AND OTHER ASSETS   NET OF
LIABILITIES--3.9%........................    1,459,343
                                           -----------
NET ASSETS--100.0%.......................  $37,064,413
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
   #    Zero or step coupon.
   ++ Security currently in default of interest payment. The Portfolio is not accruing stated interest.
   (a) The aggregate identified cost for federal income tax purposes is $37,669,829, resulting in gross unrealized appreciation and depreciation of $401,025 and $2,465,784, respectively, and net unrealized depreciation of $2,064,759.
  DCB - Debt Conversion Bond
FLIRB - Front-Load Interest Reduction Bonds
  FRB - Floating Rate Bond
  IAB - Interest Arrears Bond
  PDI - Past Due Interest

    The accompanying notes are an integral part of the financial statements.

STANDBY INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
ASSET BACKED SECURITIES--4.6%
$1,000,000   Chase Manhattan Owner,
               6.00%, 12/15/04...........  $   999,063
                                           -----------
TOTAL ASSET BACKED SECURITIES (COST
$1,000,000)..............................      999,063
                                           -----------
COMMERCIAL PAPER--80.2%
   990,000   Autoliv, 5.66%, 07/10/98....      977,392
 1,000,000   Case Credit, 5.69%,
               08/05/98..................      985,775
   910,000   Cincinnati Bell, 5.75%,
               07/06/98..................      906,366
 1,000,000   Cinergy, 5.70%, 07/07/98....      995,725
   955,000   Comdisco, 5.71%, 08/10/98...      944,872
   450,000   Commonwealth Edison, 5.75%,
               07/09/98..................      446,909
   240,000   Commonwealth Edison, 5.74%,
               07/09/98..................      238,661
   560,000   Conagra, 5.65%, 07/15/98....      556,133
 1,000,000   CVS, 5.73%, 07/06/98........      994,748
   990,000   Echlin, 5.77%, 07/13/98.....      979,369
   270,000   Lockheed Martin, 5.79%,
               09/11/98..................      266,830
   740,000   Mid Atlantic Fuel, 5.70%,
               07/08/98..................      733,673
   665,000   Minnesota Power And Light,
               5.83%, 07/14/98...........      662,738
 1,000,000   Norfolk Southern, 5.70%,
               07/21/98..................      991,133
 1,000,000   Occidental Petroleum, 5.70%,
               07/24/98..................      991,925
   390,000   Ryder System, 5.70%,
               07/21/98..................      387,592
   610,000   Ryder System, 5.75%,
               07/21/98..................      606,785
 1,000,000   Safeway Stores, 5.69%,
               07/08/98..................      989,884
 1,000,000   Testron Financial, 5.70%,
               08/10/98..................      990,658
 1,000,000   Texas Utilities, 5.72%,
               07/10/98..................      994,439
 1,005,000   UOP, 5.85%, 07/22/98........    1,000,648
   825,000   Williams Holdings, 5.71%,
               07/08/98..................      818,850
                                           -----------
TOTAL COMMERCIAL PAPER (COST
$17,461,048).............................   17,461,105
                                           -----------
CORPORATE BONDS--9.5%
             BANKING--3.2%
   700,000   Credit Lyonnais, VR, 6.75%,
               09/21/98..................      698,250
                                           -----------

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
             COMPUTER SOFTWARE &
               PROCESSING--3.2%
$  700,000   Comdisco, 6.47%, 09/30/98...  $   701,558
                                           -----------
             TELEPHONE SYSTEMS--3.1%
   665,000   AT&T Capital, 5.87%,
               08/28/98..................      665,410
                                           -----------
TOTAL CORPORATE BONDS (COST
$2,064,296)..............................    2,065,218
                                           -----------
MORTGAGE BACKED SECURITIES--3.2%
   700,000   CS First Boston, 6.32%,
               02/25/18..................      698,257
                                           -----------
TOTAL MORTGAGE BACKED SECURITIES (COST
$698,469)................................      698,257
                                           -----------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS--1.8%
   100,000   Federal Home Loan Mortgage
               Corporation, 5.50%,
               07/02/98..................       99,801
   285,000   Federal Home Loan Mortgage
               Corporation, 5.44%,
               07/02/98..................      284,311
                                           -----------
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (COST $384,112)..............      384,112
                                           -----------
TOTAL INVESTMENTS AT VALUE--99.3% (COST
$21,607,925) (a).........................   21,607,755
CASH AND OTHER ASSETS
  NET OF LIABILITIES--0.7%...............      153,954
                                           -----------
NET ASSETS--100.0%.......................  $21,761,709
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:

 (a) The aggregate identified cost for federal income tax purposes is $21,607,925, resulting in gross unrealized appreciation and depreciation of $1,003 and $1,173, respectively, and net unrealized depreciation of $170.

VR - Variable Rate Security. Interest rate shown reflects current rate on instrument with variable rate.

    The accompanying notes are an integral part of the financial statements.

VALUE PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
COMMON STOCKS--92.2%
         AEROSPACE & DEFENSE--1.5%
   600   Boeing..........................  $    26,738
                                           -----------
         AUTOMOTIVE--2.1%
   475   ITT Industries..................       17,753
   300   Magna International, Class A....       20,588
                                           -----------
                                                38,341
                                           -----------
         BANKING--8.0%
   725   First American..................       34,891
   300   First Chicago...................       26,588
   550   Key.............................       19,594
 1,037   North Folk Bancorp..............       25,342
   775   SLM Holding.....................       37,975
                                           -----------
                                               144,390
                                           -----------
         BEVERAGES, FOOD & TOBACCO--9.4%
   575   General Mills...................       39,316
   550   McCormick & Company.............       19,645
   450   McDonald's......................       31,050
   675   Pepsico.........................       27,802
   125   Ralston-Ralston Purina Group....       14,602
 1,350   Sysco...........................       34,594
                                           -----------
                                               167,009
                                           -----------
         CHEMICALS--0.9%
   225   Du Pont (E.I.) De Nemours.......       16,791
                                           -----------
         COMMUNICATIONS--0.8%
   600   Scientific-Atlanta..............       15,225
                                           -----------
         COMPUTER SOFTWARE &
           PROCESSING--4.7%
   600   Ceridian........................       35,250
   575   Computer Associates
           International.................       31,948
   525   First Data Corporation..........       17,489
                                           -----------
                                                84,687
                                           -----------
         COMPUTERS & INFORMATION--3.9%
   800   Compaq Computer.................       22,700
   950   Sun Microsystems*...............       41,266
   500   Western Digital.................        5,906
                                           -----------
                                                69,872
                                           -----------
         ELECTRIC UTILITIES--1.0%
   425   CMS Energy......................       18,700
                                           -----------
         ELECTRONICS--3.5%
   500   Intel...........................       37,063
   400   Thomas & Betts..................       19,700
   200   Xilinx *........................        6,800
                                           -----------
                                                63,563
                                           -----------

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
         ENTERTAINMENT & LEISURE--2.8%
   900   Mattel..........................  $    38,081
   125   The Walt Disney Company.........       13,133
                                           -----------
                                                51,214
                                           -----------
         FINANCIAL SERVICES--2.7%
   800   Federal National Mortgage
           Association...................       48,600
                                           -----------
         FOREST PRODUCTS & PAPER--3.7%
   550   Kimberly-Clark..................       25,231
   675   Mead............................       21,431
   500   Tenneco.........................       19,031
                                           -----------
                                                65,693
                                           -----------
         HEALTH CARE PROVIDERS--3.2%
   775   Health Care & Retirement........       30,564
 1,000   Healthsouth.....................       26,688
                                           -----------
                                                57,252
                                           -----------
         HEAVY INDUSTRY--1.1%
   300   Applied Materials...............        8,850
   250   Ingersoll-Rand..................       11,016
                                           -----------
                                                19,866
                                           -----------
         HOME CONSTRUCTION, FURNISHINGS &
           APPLIANCES--5.2%
   325   General Electric................       29,575
   275   Johnson Controls................       15,727
   975   Newell..........................       48,563
                                           -----------
                                                93,865
                                           -----------
         INSURANCE--7.7%
   300   Aetna...........................       22,838
   575   Equitable Companies.............       43,089
   350   Ohio Casualty...................       15,488
   725   Reliastar Financial.............       34,800
   375   Travelers Group.................       22,734
                                           -----------
                                               138,949
                                           -----------
         MEDICAL SUPPLIES--1.9%
   450   Becton Dickinson & Company......       34,931
                                           -----------
         OIL & GAS--8.5%
   525   Mobil...........................       40,228
   600   Noble Drilling..................       14,438
   300   Schlumberger....................       20,494
   550   Texaco..........................       32,828
 1,275   Williams Companies..............       43,031
                                           -----------
                                               151,019
                                           -----------
         PHARMACEUTICALS--7.2%
   675   Abott Laboratories..............       27,591
   550   Amgen...........................       35,956
   275   Merck...........................       36,781
   825   Sigma Aldrich...................       28,978
                                           -----------
                                               129,306
                                           -----------

    The accompanying notes are an integral part of the financial statements.

VALUE PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
COMMON STOCKS--CONTINUED
         RETAILERS--4.9%
   600   Consolidated Stores *...........  $    21,750
   425   Federated Department Stores.....       22,870
   725   Wal-Mart Stores.................       44,044
                                           -----------
                                                88,664
                                           -----------
         TELEPHONE SYSTEMS--5.0%
   600   Alltel..........................       27,900
   650   Bell Atlantic...................       29,656
   825   SBC Communications..............       33,000
                                           -----------
                                                90,556
                                           -----------
         TRANSPORTATION--2.5%
   325   Trinity Industries..............       13,488
   300   US Freightways..................        9,853
   950   Wisconsin Central Transport *...       20,781
                                           -----------
                                                44,122
                                           -----------
TOTAL COMMON STOCKS
(COST $1,654,336)........................    1,659,353
                                           -----------
TOTAL INVESTMENTS AT VALUE--92.2%
(COST $1,654,336) (a)....................    1,659,353
CASH AND OTHER ASSETS
  NET OF LIABILITIES--7.8%...............      140,228
                                           -----------
NET ASSETS--100.0%.......................  $ 1,799,581
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
   * Non-income producing security.
 (a) The aggregate identified cost for federal income tax purposes is $1,654,336, resulting in gross unrealized appreciation and depreciation of $47,700 and $42,683, respectively, and net unrealized appreciation of $5,017.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS VARIABLE INSURANCE TRUST
Statement of Assets and Liabilities
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                        EMERGING     INTERNATIONAL                   INCOME        STANDBY        VALUE
                                         GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME          PLUS
                                        PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO(b)
                                       -----------   -------------   -----------   -----------   -----------   ------------
ASSETS:
Investments, at value (Note 1) (a)     $25,960,094    $30,064,636    $34,859,991   $35,605,070   $21,607,755    $1,659,353
Cash                                     4,183,302      3,795,577        908,178    1,146,772          2,162       116,375
Receivables for:
  Investments sold                         427,317        354,738             --      189,297             --            --
  Fund shares sold                          42,238         56,059         79,724       94,307         47,815        22,207
  Dividends and interest                    31,950        119,910        296,410      909,502        129,347         1,848
  Open forward currency contracts               --          1,392         70,754           --             --            --
Deferred organization expenses (Note
  1)                                         5,437          5,437          5,437        5,437          5,477            --
Reimbursement receivable from Sponsor
  (Note 3)                                      --         69,145             --           --         93,604         5,936
                                       -----------    -----------    -----------   -----------   -----------    ----------
    Total assets                        30,650,338     34,466,894     36,220,494   37,950,385     21,886,160     1,805,719
                                       -----------    -----------    -----------   -----------   -----------    ----------
LIABILITIES:
Payable for investments purchased        1,720,211      2,222,359             --      450,000             --         7,081
Distribution payable                            --             --        192,991      346,660         94,107
Payable to Sponsor (Note 3)                 63,620             --         39,190       65,610             --            --
Other accrued expenses                      29,474         42,500         27,936       23,702         30,344          (943)
                                       -----------    -----------    -----------   -----------   -----------    ----------
    Total liabilities                    1,813,305      2,264,859        260,117      885,972        124,451         6,138
                                       -----------    -----------    -----------   -----------   -----------    ----------
NET ASSETS:                            $28,837,033    $32,202,035    $35,960,377   $37,064,413   $21,761,709    $1,799,581
                                       ===========    ===========    ===========   ===========   ===========    ==========
Shares outstanding                       1,771,259      2,170,628      2,417,751    3,475,446      2,175,732       182,947
                                       ===========    ===========    ===========   ===========   ===========    ==========
Net asset value                        $     16.28    $     14.84    $     14.87   $    10.66    $     10.00    $     9.84
                                       ===========    ===========    ===========   ===========   ===========    ==========
                                       $23,233,335    $24,234,023    $32,700,799   $37,669,829   $21,607,925    $1,654,336
                                       ===========    ===========    ===========   ===========   ===========    ==========

Statement of Operations

For the six months ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1)
  Interest                             $    72,146    $    51,194    $   415,609   $1,771,552    $   568,623    $    1,533
  Dividends                                 87,229        285,499(c)     119,632           --             --         1,814
                                       -----------    -----------    -----------   -----------   -----------    ----------
Total investment income                    159,375        336,693        535,241    1,771,552        568,623         3,347
                                       -----------    -----------    -----------   -----------   -----------    ----------
EXPENSES:
  Investment advisory fees (Note 2)         95,275        120,604        116,119      104,768         24,088         1,158
  Administration, fund accounting,
    and custody fees                        51,666        100,100         50,828       44,198         47,136         1,661
  Sponsor fee (Note 2)                      23,817         25,390         29,028       32,235         19,270           309
  Auditing fees                              7,935          8,867          5,519        8,768          5,173         3,237
  Printing                                   5,951          9,917          7,935        9,916          9,917         1,494
  Legal fees                                 1,984          1,984          1,984        1,984          2,480           996
  Amortization of organization
    expenses (Note 1)                        1,937          1,937          1,937        1,937          1,949            --
  Trustee fees (Note 2)                      1,262            950            956        1,502          1,285           124
  Miscellaneous Fees                        (1,415)         1,084            636          580            984           199
                                       -----------    -----------    -----------   -----------   -----------    ----------
    Total expenses                         188,412        270,833        214,942      205,888        112,282         9,178
    Waiver of Sponsor fee (Note 2)         (23,817)       (25,390)       (29,028)     (32,235)       (19,270)         (309)
    Reimbursement from Sponsor (Note
      3)                                   (27,638)       (86,753)       (55,280)     (36,650)       (44,836)       (7,094)
                                       -----------    -----------    -----------   -----------   -----------    ----------
    Net expenses                           136,957        158,690        130,634      137,003         48,176         1,775
                                       -----------    -----------    -----------   -----------   -----------    ----------
NET INVESTMENT INCOME                       22,418        178,003        404,607    1,634,549        520,447         1,572
                                       -----------    -----------    -----------   -----------   -----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
  Investments                            1,263,075        609,198        477,948      258,024         (3,214)       (1,149)
  Foreign currency                              --        (31,316)        12,049           --             --            --
                                       -----------    -----------    -----------   -----------   -----------    ----------
                                         1,263,075        577,882        489,997      258,024         (3,214)       (1,149)
                                       -----------    -----------    -----------   -----------   -----------    ----------
  Net change in unrealized
    appreciation (depreciation) on:
  Investments                              (92,915)     4,418,453        967,219   (1,835,019)            33         5,017
  Foreign currency                              --           (390)        55,889           --             --            --
                                       -----------    -----------    -----------   -----------   -----------    ----------
                                           (92,915)     4,418,063      1,023,108   (1,835,019)            33         5,017
                                       -----------    -----------    -----------   -----------   -----------    ----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS):                                1,170,160      4,995,945      1,513,105   (1,576,995)        (3,181)        3,868
                                       -----------    -----------    -----------   -----------   -----------    ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                      $ 1,192,578    $ 5,173,948    $ 1,917,712   $   57,554    $   517,266    $    5,440
                                       ===========    ===========    ===========   ===========   ===========    ==========

------------------------------
(a) Cost of investments
(b) Portfolio commenced operations on May 1, 1998
(c) Net of foreign tax withholding of $42,731.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS VARIABLE INSURANCE TRUST
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           EMERGING GROWTH                INTERNATIONAL EQUITY
                                                              PORTFOLIO                         PORTFOLIO
                                                     ---------------------------       ---------------------------
                                                     FOR THE SIX                       FOR THE SIX
                                                     MONTHS ENDED     FOR THE          MONTHS ENDED     FOR THE
                                                       JUNE 30,      YEAR ENDED          JUNE 30,      YEAR ENDED
                                                         1998       DECEMBER 31,           1998       DECEMBER 31,
                                                     (UNAUDITED)        1997           (UNAUDITED)        1997
                                                     ------------   ------------       ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                              $    22,418    $    33,227        $   178,003    $   101,104
  Net realized gain (loss)                             1,263,075      1,327,486            577,882      1,133,852
  Net change in unrealized appreciation
    (depreciation)                                       (92,915)     2,197,739          4,418,063        577,604
                                                     -----------    -----------        -----------    -----------
  Net increase in net assets resulting from
    operations                                         1,192,578      3,558,452          5,173,948      1,812,560
                                                     -----------    -----------        -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                       --        (30,394)                --        (70,264)
  Realized capital gains                                      --     (1,012,609)                --       (995,634)
  Distribution in excess of capital gains
  Distribution in excess of net realized investment
    income                                                    --             --                 --             --
                                                     -----------    -----------        -----------    -----------
  Total dividends and distributions                           --     (1,043,003)                --     (1,065,898)
                                                     -----------    -----------        -----------    -----------
SHARE TRANSACTIONS:
  Proceeds from shares sold                            9,393,235     12,538,066          7,808,159     10,372,680
  Reinvestment of dividends and distributions                 --      1,043,003                 --      1,065,898
  Cost of shares redeemed                             (1,165,730)    (2,450,901)          (482,803)    (1,240,789)
                                                     -----------    -----------        -----------    -----------
  Net increase from share transactions                 8,227,505     11,130,168          7,325,356     10,197,789
                                                     -----------    -----------        -----------    -----------
  Total changes in net assets                          9,420,083     13,645,617         12,499,304     10,944,451
                                                     -----------    -----------        -----------    -----------
NET ASSETS
  Beginning of period                                 19,416,950      5,771,333         19,702,731      8,758,280
                                                     -----------    -----------        -----------    -----------
  End of period                                      $28,837,033    $19,416,950        $32,202,035    $19,702,731
                                                     ===========    ===========        ===========    ===========
NET ASSETS CONSIST OF:
Paid-in capital                                      $24,613,269    $16,385,765        $25,610,460    $18,285,104
Undistributed net investment income                       25,636          3,217            208,480        (56,246)
Accumulated net realized gain (loss) on investments    1,471,370        208,293            549,242         58,471
Net unrealized appreciation (depreciation) of
  investments                                          2,726,758      2,819,675          5,833,853      1,415,402
                                                     -----------    -----------        -----------    -----------
Net assets applicable to shares outstanding          $28,837,033    $19,416,950        $32,202,035    $19,702,731
                                                     ===========    ===========        ===========    ===========
SHARES OUTSTANDING (NOTE 1):
  Shares sold                                            583,159        892,720            565,036        858,524
  Reinvestment of dividends                                   --         69,673                 --         89,196
                                                     -----------    -----------        -----------    -----------
                                                         583,159        962,393            565,036        947,720
  Shares redeemed                                        (72,859)      (174,447)           (35,381)       (98,268)
                                                     -----------    -----------        -----------    -----------
  Net increase                                           510,300        787,946            529,655        849,452
  Beginning of period                                  1,260,959        473,013          1,640,973        791,521
                                                     -----------    -----------        -----------    -----------
  End of period                                        1,771,259      1,260,959          2,170,628      1,640,973
                                                     ===========    ===========        ===========    ===========

------------------------------
(a) The Portfolio commenced operations May 1, 1998.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

              BALANCED                  INCOME OPPORTUNITY               STANDBY INCOME            VALUE PLUS
             PORTFOLIO                      PORTFOLIO                      PORTFOLIO                PORTFOLIO
    ----------------------------   ----------------------------   ----------------------------   ---------------
    FOR THE SIX                    FOR THE SIX                    FOR THE SIX                        FOR THE
    MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE      PERIOD ENDED(a)
      JUNE 30,       YEAR ENDED      JUNE 30,       YEAR ENDED      JUNE 30,       YEAR ENDED       JUNE 30,
        1998        DECEMBER 31,       1998        DECEMBER 31,       1998        DECEMBER 31,        1998
    (UNAUDITED)         1997       (UNAUDITED)         1997       (UNAUDITED)         1997         (UNAUDITED)
    ------------    ------------   ------------    ------------   ------------    ------------   ---------------
    $   404,607     $   349,650    $ 1,634,549     $ 1,832,004    $   520,447     $   745,080      $    1,572
        489,997       1,435,996        258,024         191,074         (3,214)         (8,448)         (1,149)
      1,023,108         475,638     (1,835,019)       (528,803)            33            (382)          5,017
    -----------     -----------    -----------     -----------    -----------     -----------      ----------
      1,917,712       2,261,284         57,554       1,494,275        517,266         736,250           5,440
    -----------     -----------    -----------     -----------    -----------     -----------      ----------
       (352,041)       (350,429)    (1,449,017)     (1,814,515)      (520,447)       (745,079)             --
             --      (1,314,627)            --        (227,491)            --              --              --
                                                      (496,586)
             --          (5,844)            --              --             --              --              --
    -----------     -----------    -----------     -----------    -----------     -----------      ----------
       (352,041)     (1,670,900)    (1,449,017)     (2,538,592)      (520,447)       (745,079)             --
    -----------     -----------    -----------     -----------    -----------     -----------      ----------
     12,642,900      13,559,392     11,495,118      19,127,540      9,868,843      19,020,895       1,794,432
        159,050       1,670,900      1,102,357       2,538,593        506,922         743,655              --
       (694,311)       (228,301)    (1,021,010)     (2,010,537)    (6,173,076)    (11,298,653)           (291)
    -----------     -----------    -----------     -----------    -----------     -----------      ----------
     12,107,639      15,001,991     11,576,465      19,655,596      4,202,689       8,465,897       1,794,141
    -----------     -----------    -----------     -----------    -----------     -----------      ----------
     13,673,310      15,592,375     10,185,002      18,611,279      4,199,508       8,457,068       1,799,581
    -----------     -----------    -----------     -----------    -----------     -----------      ----------
     22,287,067       6,694,692     26,879,411       8,268,132     17,562,201       9,105,133              --
    -----------     -----------    -----------     -----------    -----------     -----------      ----------
    $35,960,377     $22,287,067    $37,064,413     $26,879,411    $21,761,709     $17,562,201      $1,799,581
    ===========     ===========    ===========     ===========    ===========     ===========      ==========
    $33,029,648     $20,922,008    $39,182,450     $27,592,868    $21,774,652     $17,571,962      $1,794,141
         47,096          14,838        212,031             543             --           1,366           1,572
        658,322         148,018       (265,073)       (484,024)       (12,773)        (10,925)         (1,149)
      2,225,311       1,202,203     (2,064,995)       (229,976)          (169)           (202)          5,017
    -----------     -----------    -----------     -----------    -----------     -----------      ----------
    $35,960,377     $22,287,067    $37,064,413     $26,879,411    $21,761,710     $17,562,201      $1,799,581
    ===========     ===========    ===========     ===========    ===========     ===========      ==========
        862,220         967,476      1,030,466       1,651,438        986,200       1,900,755         182,977
         10,696         120,806         98,966         224,056         50,684          74,322              --
    -----------     -----------    -----------     -----------    -----------     -----------      ----------
        872,916       1,088,282      1,129,432       1,875,494      1,036,884       1,975,077         182,977
        (48,064)        (16,607)       (93,059)       (174,262)      (616,877)     (1,129,387)            (30)
    -----------     -----------    -----------     -----------    -----------     -----------      ----------
        824,852       1,071,675      1,036,373       1,701,232        420,007         845,690         182,947
      1,592,899         521,224      2,439,073         737,841      1,755,724         910,034              --
    -----------     -----------    -----------     -----------    -----------     -----------      ----------
      2,417,751       1,592,899      3,475,446       2,439,073      2,175,731       1,755,724         182,947
    ===========     ===========    ===========     ===========    ===========     ===========      ==========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SELECT ADVISORS VARIABLE INSURANCE TRUST
Financial Highlights
--------------------------------------------------------------------------------

                                                                   TOUCHSTONE EMERGING GROWTH PORTFOLIO
                                              -------------------------------------------------------------------------------
                                              FOR THE SIX
                                              MONTHS ENDED      FOR THE         FOR THE         FOR THE           FOR THE
                                                JUNE 30,       YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED(a)
                                                  1998        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                              (UNAUDITED)         1997            1996            1995             1994
                                              ------------    ------------    ------------    ------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 15.40         $ 12.20          $11.27          $10.10           $10.00
                                                -------         -------          ------          ------           ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                              0.01            0.03            0.04            0.11             0.04
Net realized and unrealized gain on
 investments                                       0.87            4.06            1.22            1.87             0.06
                                                -------         -------          ------          ------           ------
 Total from investment operations                  0.88            4.09            1.26            1.98             0.10
                                                -------         -------          ------          ------           ------
LESS: DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Net investment income                               --           (0.03)          (0.04)          (0.15)              --
 Realized capital gains                              --           (0.86)          (0.29)          (0.66)              --
                                                -------         -------          ------          ------           ------
TOTAL DIVIDENDS AND DISTRIBUTIONS                    --           (0.89)          (0.33)          (0.81)              --
                                                -------         -------          ------          ------           ------
NET ASSET VALUE, END OF PERIOD                  $ 16.28         $ 15.40          $12.20          $11.27           $10.10
                                                =======         =======          ======          ======           ======
TOTAL RETURN (c)                                   5.71%          33.67%          11.16%          19.57%            1.00%
RATIOS AND SUPPLEMENTAL DATA (d):
Net assets at end of period (000's)             $28,837         $19,417          $5,771          $2,615           $2,020
Ratios to average net assets:
 Expenses                                          1.15%           1.15%           1.15%           1.15%            1.15%
 Net investment income                             0.19%           0.27%           0.50%           1.09%            3.67%
 Expenses, without waiver and reimbursement        1.58%           2.19%           3.22%           3.73%           11.08%
Portfolio Turnover                                   32%             88%             89%            101%               0%

                                                                       TOUCHSTONE BALANCED PORTFOLIO
                                              -------------------------------------------------------------------------------
                                              FOR THE SIX
                                              MONTHS ENDED      FOR THE         FOR THE         FOR THE           FOR THE
                                                JUNE 30,       YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED(a)
                                                  1998        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                              (UNAUDITED)         1997            1996            1995             1994
                                              ------------    ------------    ------------    ------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 13.99         $ 12.84          $11.48          $10.17           $10.00
                                                -------         -------          ------          ------           ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                              0.17            0.31            0.30            0.32             0.05
Net realized and unrealized gain (loss) on
 investments                                       0.87            2.05            1.60            2.15             0.12
                                                -------         -------          ------          ------           ------
 Total from investment operations                  1.04            2.36            1.90            2.47             0.17
                                                -------         -------          ------          ------           ------
LESS: DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Net investment income                            (0.16)          (0.32)          (0.30)          (0.37)              --
 Realized capital gains                            0.00           (0.89)          (0.24)          (0.79)              --
                                                -------         -------          ------          ------           ------
TOTAL DIVIDENDS AND DISTRIBUTIONS                 (0.16)          (1.21)          (0.54)          (1.16)              --
                                                -------         -------          ------          ------           ------
NET ASSET VALUE, END OF PERIOD                  $ 14.87         $ 13.99          $12.84          $11.48           $10.17
                                                =======         =======          ======          ======           ======
TOTAL RETURN (c)                                   7.44%          18.61%          16.78%          24.56%            1.70%
RATIOS AND SUPPLEMENTAL DATA (d):
Net assets at end of period (000's)             $35,960         $22,287          $6,695          $2,895           $2,034
Ratios to average net assets:
 Expenses                                          0.90%           0.85%           0.90%           0.90%            0.90%
 Net investment income                             2.79%          10.14%           2.76%           2.87%            4.26%
 Expenses, without waiver and reimbursement        1.48%           1.28%           2.72%           3.46%            8.97%
Portfolio Turnover                                   16%             86%             75%            124%               3%

------------------------------
(a)  The Portfolio commenced operations on November 21, 1994.
(b) The Portfolio commenced operations on May 1, 1998.
(c) Total return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown.
(d)  Ratios are annualized. Portfolio turnover is not annualized.

    The accompanying notes are an integral part of the financial statements.

                     TOUCHSTONE INTERNATIONAL EQUITY PORTFOLIO
    ---------------------------------------------------------------------------
    FOR THE SIX
    MONTHS ENDED     FOR THE        FOR THE        FOR THE          FOR THE
      JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)
        1998       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
    (UNAUDITED)        1997           1996           1995            1994
    ------------   ------------   ------------   ------------   ---------------
      $  12.01       $ 11.07        $ 10.00        $  9.51          $10.00
      --------       -------        -------        -------          ------
          0.13          0.07           0.06           0.04              --
          2.70          1.56           1.08           0.48           (0.49)
      --------       -------        -------        -------          ------
          2.83          1.63           1.14           0.52           (0.49)
      --------       -------        -------        -------          ------
          0.00         (0.05)         (0.07)         (0.03)             --
          0.00         (0.64)            --             --              --
      --------       -------        -------        -------          ------
          0.00         (0.69)         (0.07)         (0.03)             --
      --------       -------        -------        -------          ------
      $  14.84       $ 12.01        $ 11.07        $ 10.00          $ 9.51
      ========       =======        =======        =======          ======
         23.56%        14.76%         11.47%         15.45%          (4.90)%
      $ 32,202       $19,703        $ 8,758        $ 5,215          $4,757
          1.25%         1.25%          1.25%          1.25%           1.25%
          1.40%         0.71%          0.86%          0.46%           1.23%
          2.13%         3.19%          3.03%          3.69%           5.58%
            53%          149%            90%            86%              0%

                       TOUCHSTONE INCOME OPPORTUNITY PORTFOLIO
     ---------------------------------------------------------------------------
     FOR THE SIX
     MONTHS ENDED     FOR THE        FOR THE        FOR THE          FOR THE
       JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)
         1998       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
     (UNAUDITED)        1997           1996           1995            1994
     ------------   ------------   ------------   ------------   ---------------
       $ 11.02        $ 11.21         $10.09         $ 9.42          $10.00
       -------        -------         ------         ------          ------
          0.54           1.20           1.17           1.22            0.12
         (0.42)          0.11           1.45           0.79           (0.70)
       -------        -------         ------         ------          ------
          0.12           1.31           2.62           2.01           (0.58)
       -------        -------         ------         ------          ------
         (0.48)         (1.19)         (1.17)         (1.34)             --
          0.00          (0.31)         (0.33)            --              --
       -------        -------         ------         ------          ------
         (0.48)         (1.50)         (1.50)         (1.34)           0.00
       -------        -------         ------         ------          ------
       $ 10.66        $ 11.02         $11.21         $10.09          $ 9.42
       =======        =======         ======         ======          ======
          0.82%         12.03%         27.37%         23.35%          (5.80)%
       $37,064        $26,879         $8,268         $2,602          $1,883
          0.85%          0.85%          0.85%          0.85%           0.85%
         10.14%         10.93%         11.85%         12.81%          11.24%
          1.28%          1.72%          2.85%          3.54%          11.56%
           104%           189%           213%           104%             45%

                        TOUCHSTONE STANDBY INCOME PORTFOLIO                       TOUCHSTONE VALUE PLUS PORTFOLIO
    ---------------------------------------------------------------------------   -------------------------------
    FOR THE SIX                                                                               FOR THE
    MONTHS ENDED     FOR THE        FOR THE        FOR THE          FOR THE               PERIOD ENDED(b)
      JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)              JUNE 30,
        1998       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,                  1998
    (UNAUDITED)        1997           1996           1995            1994                   (UNAUDITED)
    ------------   ------------   ------------   ------------   ---------------   -------------------------------
      $  10.00       $ 10.01         $10.02         $10.03          $10.00                    $10.00
      --------       -------         ------         ------          ------                    ------
          0.27          0.54           0.52           0.56            0.05                      0.01
          0.00         (0.01)          0.00          (0.01)           0.03                     (0.17)
      --------       -------         ------         ------          ------                    ------
          0.27          0.53           0.52           0.55            0.08                     (0.16)
      --------       -------         ------         ------          ------                    ------
         (0.27)        (0.54)         (0.52)         (0.56)          (0.05)                       --
            --            --             --             --              --                        --
      --------       -------         ------         ------          ------                    ------
         (0.27)        (0.54)         (0.52)         (0.56)          (0.05)                       --
      --------       -------         ------         ------          ------                    ------
      $  10.00       $ 10.00         $10.02         $10.02          $10.03                    $ 9.84
      ========       =======         ======         ======          ======                    ======
          2.71%         5.41%          5.18%          5.90%           0.30%                    (1.60)%
      $ 21,762       $17,562         $9,105         $5,790          $5,013                    $1,800
          0.50%         0.50%          0.50%          0.50%           0.50%                     1.15%
          5.40%         5.42%          5.15%          5.59%           4.90%                     1.02%
          1.17%         1.48%          1.54%          1.73%           3.67%                     5.95%
           245%          251%           143%           159%             56%                        3%

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS VARIABLE INSURANCE TRUST
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------
1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Select Advisors Variable Insurance Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of six Portfolios: Emerging Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Income Opportunity Portfolio, Standby Income Portfolio and Value Plus Portfolio ("Portfolios").

     The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest. The Trust offers shares of beneficial interest of each portfolio to separate accounts of Western-Southern Life Assurance Company ("Western-Southern") as a funding vehicle for certain variable annuity contracts issued by Western-Southern through the separate accounts.

     As of June 30, 1998, Touchstone Advisors, Inc., a subsidiary of Western-Southern, and Western-Southern owned 100% of the outstanding shares of the Trust.

     The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of the significant accounting policies of the
Portfolios:

     a) Investment Valuation. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. Dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith in accordance with procedures established by the Trustees using prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers and general market conditions. All debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

     b) Risks Associated with Foreign Investments. Some of the Portfolios may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

     c) Foreign Currency Translation. The accounting records of the Portfolios are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end

SELECT ADVISORS VARIABLE INSURANCE TRUST
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the statements of operations from the effects of changes in market prices of these securities, but are included with the net realized and unrealized gain or loss on investments.

     d) Investment Income. Dividend income is recorded on the ex-dividend date for such dividend except that certain dividends from foreign securities where the ex-dividend date has passed are recorded upon notification of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

     e) Dividends and Distributions. Distributions to shareholders for the Emerging Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Income Opportunity Portfolio, and Value Plus Portfolio are recorded by the Portfolio on the ex-dividend date. It is the policy of the Standby Income Portfolio to record income dividends daily and distribute them monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. These differences which may result in distribution reclassifications are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales, paydown gains and losses on certain securities and excise tax regulations. Undistributed net investment income and accumulated net realized gains and losses may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     f) Federal Taxes. Each Portfolio of the Trust is treated as a separate entity for federal income tax purposes. Each Portfolio's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for a federal income tax is necessary. The Standby Income Portfolio has the following capital loss carryforwards that expire as noted below:

                 December 31, 2003                                           $1,112
                 December 31, 2005                                           $3,712

     Additionally, at December 31, 1997, the following Portfolios have net capital losses attributable to security transactions incurred after October 31, 1997, which are treated as arising on the first day of the Portfolio's next taxable year.

                 International Equity Portfolio                              $ 22,354
                 Balanced Portfolio                                          $ 37,583
                 Income Opportunity Portfolio                                $490,314
                 Standby Income Portfolio                                    $  6,101

     g) Forward Currency Contracts. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A

SELECT ADVISORS VARIABLE INSURANCE TRUST
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

     Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Trust and the change in the market value is recorded by the Portfolios as unrealized appreciation or depreciation of forward foreign currency contracts. As of June 30, 1998, the following Funds had the following open forward currency contracts:

                                         CONTRACTS TO        IN EXCHANGE                  UNREALIZED
      FUND NAME          MATURITY       DELIVER/RECEIVE          FOR           VALUE      GAIN/LOSS
      ---------        -------------    ---------------    ---------------    --------    ----------
INTERNATIONAL EQUITY
  PORTFOLIO
Purchases                 7/31/98        $     452,735      FRF 2,739,735     $454,374     $ 1,639
                          7/6/98                67,096      GBP    40,264       67,218         122
Sales                     7/2/98        GBP      4,859      $       8,068        8,114         (46)
                          7/6/98         GBP   100,356            167,234      167,539        (305)
                          7/1/98        SEK    152,930             19,167       19,184         (18)
                                                                                           -------
                                                                                           $ 1,392
                                                                                           =======
BALANCED PORTFOLIO
Sales                     9/22/98        GBP   117,800      $     197,551     $195,792     $ 1,759
                          9/9/98         SAR 3,295,000            624,644      555,649      68,995
                                                                                           -------
                                                                                           $70,754
                                                                                           =======

FRF = French Franc, GBP = Great British Pound, SAR = South African Rand, SEK = Swedish Krona.

     h) Organization Expense. Organization expenses were deferred and are being amortized by each Portfolio on a straight-line basis over a five-year period from commencement of operations. The amount paid by the Trust on any redemption by Touchstone Advisors, Inc. or, any other then-current holder of the organizational seed capital shares ("Initial Shares") of the Portfolio, will be reduced by a portion of any unamortized organization expenses of the Portfolio determined by the proportion of the number of the Initial Shares of the Portfolio redeemed to the number of the Initial Shares of the Portfolio outstanding after taking into account any prior redemptions of the Initial Shares of the Portfolio.

     i) Repurchase Agreements. Each Portfolio may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Portfolio from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. Each Portfolio may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Trust Board of Trustees. The Portfolio, through its custodian, receives as collateral, delivery of the underlying securities, whose market value is required to be at least 102% of the resale price at the time of purchase. The resale price reflects the purchase price plus an agreed upon rate of interest. In the event of counterparty default the Portfolio has the right to use the collateral to offset losses incurred.

     j) Securities Transactions. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

2.  TRANSACTIONS WITH AFFILIATES

     a) Sponsor. Touchstone Advisors, Inc. ("Sponsor"), a subsidiary of Western-Southern, as sponsor to the Trust, pursuant to a Sponsor Agreement, provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Sponsor reserves the right to receive a sponsor fee from each Portfolio on an annual basis up to 0.20% of average daily net assets of that

SELECT ADVISORS VARIABLE INSURANCE TRUST
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Portfolio. The Sponsor Agreement may be terminated by the Sponsor or by the Trust on not less than 30 days prior written notice. The Sponsor has advised the Trust that it will waive all fees under the Sponsor Agreement through December 31, 1998.

     b) Investment Advisor. The Trust also has an investment advisory agreement with the Sponsor. Under the terms of the investment advisory agreement, each Portfolio pays a fee that is computed daily and paid monthly. For the period ended June 30, 1998, each Portfolio incurred investment advisory fees equal on an annual basis to the following percentages of the average daily net assets of the Portfolio.

          EMERGING    INTERNATIONAL                  INCOME       STANDBY    VALUE
           GROWTH        EQUITY        BALANCED    OPPORTUNITY    INCOME     PLUS
          --------    -------------    --------    -----------    -------    -----
  Rate     0.80%          0.95%         0.80%         0.65%        0.25%     .75%

     Fort Washington Investment Advisors, Inc., an affiliate of the Sponsor, is the sub-advisor for the Standby Income Portfolio and the Value Plus Portfolio.

     c) Trustees. Each Trustee who is not an "interested person," (as defined in the Act), of the Trust, receives an aggregate of $5,000 annually, plus $1,000 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses, from the Trust and from Select Advisors Trust A, Select Advisors Trust C, and Select Advisors Portfolios, which are included in separate reports. For the six months ended June 30, 1998, the Trust incurred $6,079 in Trustee fees.

3.  EXPENSE REIMBURSEMENTS

     The Sponsor has agreed to waive fees and reimburse each Portfolio so that, following such waiver of fees and reimbursement, the aggregate total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of each Portfolio are not greater, on an annualized basis, than the percentage of average daily net assets of the Portfolio listed below.

                             EMERGING    INTERNATIONAL                  INCOME       STANDBY    VALUE
                              GROWTH        EQUITY        BALANCED    OPPORTUNITY    INCOME      PLUS
                             --------    -------------    --------    -----------    -------    ------
  Voluntary expense limit      1.15%          1.25%         0.90%         0.85%        0.50%     1.15%
  Amount of Reimbursement    $27,638        $86,753       $55,280       $36,650      $44,836    $7,094

     The Sponsor has advised the Trust that it will continue to waive fees and reimburse each Portfolio as described above through December 31, 1998.

4.  PURCHASES AND SALES OF INVESTMENT SECURITIES

     Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the period ended June 30, 1998 were as follows:

                      EMERGING     INTERNATIONAL                   INCOME       STANDBY       VALUE
                       GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME        PLUS
                     -----------   -------------   -----------   -----------   ----------   ----------
Cost of purchases    $14,508,860    $19,116,611    $12,777,366   $42,960,044   $1,000,000   $1,695,719
Proceeds from sales    6,888,592     12,690,639      4,368,597    31,904,689    2,122,365       40,234

     Purchase and sales of U.S. government obligations for the period ended June 30, 1998 were as follows:

                          BALANCED     STANDBY INCOME
                         ----------    --------------
  Cost of purchases      $3,756,086      $7,259,712
  Proceeds from sales             0       5,551,244

                      [This Page Intentionally Left Blank]

                          TOUCHSTONE

                       VARIABLE ANNUITY

                                          TOUCHSTONE
                                            SELECT
                                       VARIABLE ANNUITY



                           SELECT ADVISORS PORTFOLIOS


                         * Growth & Income Portfolio II
                         * Bond Portfolio II




                               SEMIANNUAL REPORT
                                 JUNE 30, 1998

                      [This Page Intentionally Left Blank]

GROWTH & INCOME PORTFOLIO II
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
COMMON STOCKS--95.3%
         AEROSPACE & DEFENSE--2.5%
 8,300   Lockheed Martin.................  $   878,763
16,700   Rockwell International..........      802,644
                                           -----------
                                             1,681,407
                                           -----------
         AUTOMOTIVE--7.8%
25,300   Dana............................    1,353,550
36,400   Ford Motor......................    2,147,600
13,800   Goodyear Tire & Rubber..........      889,238
16,566   Meritor Automotive..............      397,584
10,200   Paccar..........................      532,950
                                           -----------
                                             5,320,922
                                           -----------
         BANKING--12.7%
    82   Associates First Capital........        6,304
13,424   Banc One........................      749,249
 4,900   Bankers Trust...................      568,706
24,000   Chase Manhattan.................    1,811,991
13,200   Firstar.........................      501,600
11,600   Fleet Financial Group...........      968,600
 6,600   J P Morgan......................      773,025
18,700   Key.............................      666,188
12,900   Nationsbank.....................      986,850
22,500   North Folk Bancorp..............      549,844
 6,640   Old Kent Financial..............      238,832
20,600   US Bancorp......................      885,800
                                           -----------
                                             8,706,989
                                           -----------
         BEVERAGES, FOOD & TOBACCO--5.0%
28,000   Heinz (H. J.)...................    1,571,500
21,500   Philip Morris...................      846,563
12,400   Unilever, ADR...................      978,825
                                           -----------
                                             3,396,888
                                           -----------
         CHEMICALS--7.1%
 5,300   Akzo, ADR.......................      587,638
 9,000   Betzdearborn....................      379,688
 6,800   Dow Chemical....................      657,475
 8,200   Eastman Chemical................      510,450
15,300   Imperial Chemical Industries,
           ADR...........................      986,850
27,600   Lyondell Petro Chemical.........      840,075
10,400   Olin............................      433,550
16,100   Witco...........................      470,925
                                           -----------
                                             4,866,651
                                           -----------
         COMMERCIAL SERVICES--5.8%
20,500   Browning-Ferris Industries......      712,375
24,300   Cinergy.........................      850,500
16,900   Duke Energy.....................    1,001,325
27,300   Pacificorp......................      617,663
21,500   Unicom..........................      753,844
                                           -----------
                                             3,935,707
                                           -----------

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
         COSMETICS & PERSONAL CARE--1.3%
11,700   Avon Products...................  $   906,750
                                           -----------
         ELECTRIC UTILITIES--2.3%
 8,900   CMS Energy......................      391,600
30,100   Southern........................      833,394
10,500   Wisconsin Energy................      318,938
                                           -----------
                                             1,543,932
                                           -----------
         ELECTRONICS--0.7%
 9,500   Thomas & Betts..................      467,875
                                           -----------
         FINANCIAL SERVICES--3.4%
 4,100   Federal National Mortgage
           Association...................      249,075
28,346   First Union.....................    1,651,155
17,500   Nationwide Health Properties....      417,813
                                           -----------
                                             2,318,043
                                           -----------
         FOREST PRODUCTS & PAPER--5.4%
 9,300   Boise Cascade...................      304,575
 9,500   Georgia-Pacific (Timber
           Group)........................      219,094
13,700   Georgia-Pacific.................      807,444
20,000   Mead............................      635,000
10,300   Temple-Inland...................      554,913
11,700   Westvaco........................      330,525
17,700   Weyerhauser.....................      817,519
                                           -----------
                                             3,669,070
                                           -----------
         HEAVY INDUSTRY--0.4%
 5,500   Caterpillar.....................      290,813
                                           -----------
         HOUSEHOLD PRODUCTS--1.4%
28,200   Corning.........................      979,950
                                           -----------
         INSURANCE--4.6%
10,900   Exel............................      848,156
12,200   Lincoln National................    1,114,775
 6,100   Mid Ocean.......................      478,850
14,800   Safeco..........................      672,475
                                           -----------
                                             3,114,256
                                           -----------
         METALS--2.2%
28,100   Allegheny Teledyne..............      642,788
19,800   Freeport McMoran Copper & Gold..      282,150
19,900   Oregon Steel Mills..............      370,638
 3,500   Phelps Dodge....................      200,156
                                           -----------
                                             1,495,732
                                           -----------
         OFFICE EQUIPMENT--2.5%
16,700   Xerox...........................    1,697,138
                                           -----------

    The accompanying notes are an integral part of the financial statements.

GROWTH & INCOME PORTFOLIO II
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
COMMON STOCKS--CONTINUED
         OIL & GAS--8.9%
 8,200   Atlantic Richfield..............  $   640,625
11,200   British Petroleum, ADR..........      988,400
15,700   Elf Aquitaine, ADR..............    1,114,700
18,700   Texaco..........................    1,116,156
11,800   Total S.A., ADR.................      771,425
27,100   Williams Companies..............      914,625
18,100   YPF Sociedad Anonima, ADR.......      544,131
                                           -----------
                                             6,090,062
                                           -----------
         PHARMACEUTICALS--5.5%
25,000   American Home Products..........    1,293,750
10,500   Bristol-Myers Squibb............    1,206,844
11,900   Smithkline Beecham, ADR.........      719,950
12,600   Zeneca Group, ADR...............      552,825
                                           -----------
                                             3,773,369
                                           -----------
         REAL ESTATE--0.4%
10,000   Arden Realty Group..............      258,750
                                           -----------
         RETAILERS--4.1%
14,200   J.C. Penney.....................    1,026,838
 6,100   May Department Stores...........      399,550
10,600   Rite Aid........................      398,163
15,700   Sears Roebuck...................      958,681
                                           -----------
                                             2,783,232
                                           -----------
         TELEPHONE SYSTEMS--9.1%
17,400   Alltel..........................      809,100
31,200   Bell Atlantic...................    1,423,500
14,400   Bellsouth.......................      966,600
25,300   Frontier........................      796,950
19,600   GTE.............................    1,090,250
15,600   Sprint..........................    1,099,800
                                           -----------
                                             6,186,200
                                           -----------
         TRANSPORTATION--2.2%
11,300   CSX.............................      514,150
20,800   General Dynamics................      967,200
                                           -----------
                                             1,481,350
                                           -----------

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------

TOTAL COMMON STOCKS (COST $59,743,585)...  $64,965,086
                                           -----------
INVESTMENT TRUSTS--0.1%
   900   S&P 500 Depository Receipt......      101,981
                                           -----------
TOTAL INVESTMENT TRUSTS (COST
$101,615)................................      101,981
                                           -----------
      REAL ESTATE INVESTMENT TRUSTS--2.6%
         FINANCIAL SERVICES--1.7%
 5,600   Equity Residential Properties
           Trust.........................      265,650
 8,300   Meditrust.......................      231,881
24,000   Security Capital Industrial
           Trust.........................      600,000
                                           -----------
                                             1,097,531
                                           -----------
         REAL ESTATE--0.9%
 6,800   Boston Properties...............      234,600
14,300   Equity Office Properties........      405,763
                                           -----------
                                               640,363
                                           -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (COST
$1,802,663)..............................    1,737,894
                                           -----------
TOTAL INVESTMENTS AT VALUE--98.0%
(COST $61,647,863)(a)....................   66,804,961
CASH AND OTHER ASSETS
  NET OF LIABILITIES--2.0%...............    1,346,173
                                           -----------
                       NET ASSETS--100.0%  $68,151,134
                                           ===========

------------------------------

NOTES TO THE SCHEDULE OF INVESTMENTS:

  (a) The aggregate identified cost for federal income tax purposes is $61,647,863, resulting in gross unrealized appreciation and depreciation of $7,736,983 and $2,579,885, respectively, and net unrealized appreciation of $5,157,098.

ADR - American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

BOND PORTFOLIO II
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
ASSET BACKED--4.5%
$  900,000   Chemical Credit Card Master
               Trust, 5.98%, 9/15/08.....  $   906,336
   247,218   Navistar Financial, 6.35%,
               11/15/02..................      248,281
   250,000   World Omni Auto Lease,
               6.18%, 11/25/03...........      250,425
                                           -----------
                                             1,405,042
                                           -----------
TOTAL ASSET BACKED SECURITIES (COST
$1,336,226)..............................    1,405,042
                                           -----------
CORPORATE BONDS--32.7%
             AUTOMOTIVE--0.7%
   200,000   Ford Motor, 6.75%,
               05/15/05..................      206,525
                                           -----------
             BANKING--3.8%
   500,000   Bank of New York, 8.50%,
               12/15/04..................      561,800
   500,000   Credit Suisse, 7.90%,
               05/01/07..................      534,592
    78,063   Mercantile Safe Deposit+,
               12.125%, 01/02/01.........       80,644
                                           -----------
                                             1,177,036
                                           -----------
             COMMERCIAL SERVICES--3.3%
 1,000,000   PSE&G Capital, 6.74%,
               10/23/01..................    1,013,300
                                           -----------
             COMMUNICATIONS--1.6%
   500,000   Harris Corporation, 6.65%,
               08/01/06..................      513,742
                                           -----------
             ELECTRIC UTILITIES--8.0%
   500,000   AES, 8.50%, 11/01/07........      505,000
 1,000,000   Consumers Energy, 6.50%,
               06/15/18..................      993,130
 1,000,000   Niagra Mohawk Power, 7.125%,
               07/01/01..................      998,750
                                           -----------
                                             2,496,880
                                           -----------
             FINANCIAL SERVICES--4.6%
   350,000   First Union, 6.55%,
               10/15/35..................      362,005
 1,000,000   Safeco Capital, 8.072%,
               07/15/37..................    1,069,251
                                           -----------
                                             1,431,256
                                           -----------
             FOREST PRODUCTS &
               PAPER--2.0%
   250,000   Georgia Pacific, 9.50%,
               05/15/22..................      283,472
   350,000   Sweetheart Cup, 9.625%,
               09/01/00..................      346,500
                                           -----------
                                               629,972
                                           -----------

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
             HEALTH CARE PROVIDERS--2.6%
$  850,000   Columbia/HCA Health, 6.73%,
               07/15/45..................  $   810,302
                                           -----------
             MEDIA--BROADCASTING &
               PUBLISHING--0.9%
   250,000   News America Holdings,
               10.125%, 10/15/12.........      293,564
                                           -----------
             TELEPHONE SYSTEMS--3.5%
 1,000,000   Worldcom, 8.875%, 01/15/06..    1,082,500
                                           -----------
             TRANSPORTATION--1.7%
   500,000   CSX, 7.45%, 05/01/07........      536,637
                                           -----------
TOTAL CORPORATE BONDS (COST
$9,991,547)..............................   10,191,714
                                           -----------
CONVERTIBLE CORPORATE BONDS--2.0%
             HEALTH CARE PROVIDERS--2.0%
   750,000   Tenet Healthcare, 6.00%,
               12/01/05..................      639,375
                                           -----------
TOTAL CONVERTIBLE CORPORATE BONDS (COST
$641,570)................................      639,375
                                           -----------
MORTGAGE BACKED SECURITIES--26.5%
   137,925   Chase Manhattan Grantor
               Trust, 5.20%, 02/15/02....      137,328
   379,582   Federal Government Loan
               Mortgage Corporation,
               7.00%, 12/01/25...........      385,370
   388,256   Federal Government Loan
               Mortgage Corporation,
               7.00%, 10/01/25...........      394,176
 2,000,000   Federal Home Loan Bank,
               5.625%, 03/19/01..........    1,998,096
 2,000,000   Federal National Mortgage
               Association, 5.75%,
               02/15/08..................    1,997,276
 1,250,000   Federal National Mortgage
               Association, 5.75%,
               04/15/03..................    1,253,349
     8,633   Government National Mortgage
               Association, 7.50%,
               07/15/23..................        8,867
   577,390   Government National Mortgage
               Association, 7.50%,
               12/15/25..................      593,089

    The accompanying notes are an integral part of the financial statements.

BOND PORTFOLIO II
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
MORTGAGE BACKED SECURITIES--CONTINUED
$  464,072   Government National Mortgage
               Association, 7.00%,
               02/15/09..................  $   475,377
   986,633   Government National Mortgage
               Association, 7.50%,
               12/15/27..................    1,013,458
                                           -----------
                                             8,256,386
                                           -----------
TOTAL MORTGAGE BACKED SECURITIES (COST
$8,154,830)..............................    8,256,386
                                           -----------
U.S. TREASURY OBLIGATIONS--14.0%
$1,000,000   U.S. Treasury Bonds, 6.375%,
               08/15/27..................    1,098,437
   750,000   U.S. Treasury Bonds, 6.50%,
               05/31/02..................      774,844
   425,000   U.S. Treasury Notes, 6.125%,
               12/31/01..................      432,570
 1,000,000   U.S. Treasury Notes, 5.375%,
               01/31/00..................      997,500
 1,000,000   U.S. Treasury Notes, 6.125%,
               11/15/27..................    1,071,562
                                           -----------
                                             4,374,913
                                           -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST
$4,281,784)                                  4,374,913
                                           -----------
YANKEE BONDS--2.1%
             CANADA--2.1%
   600,000   Province of Quebec, 7.50%,
               07/15/23..................      667,038
                                           -----------
TOTAL YANKEE BONDS (COST $586,248).......      667,038
                                           -----------
AGENCY FOR INTERNATIONAL DEVELOPMENT
BONDS--2.4%+
             CENTRAL AMERICA--1.5%
   135,000   Central America
               International Development,
               Series F, 10.00%,
               12/01/11..................      158,525
   135,000   Central America
               International Development,
               Series G, 10.00%,
               12/01/11..................      158,525
   135,000   Central America
               International Development,
               Series H, 10.00%,
               12/01/11..................      158,525
                                           -----------
                                               475,575
                                           -----------

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
             HONDURAS--0.9%
$  100,000   Republic of Honduras
               International Development,
               Series D, 13.00%,
               06/01/11..................  $   146,576
   100,000   Republic of Honduras
               International Development,
               Series C, 13.00%,
               06/01/06..................      129,395
                                           -----------
                                               275,971
                                           -----------
TOTAL AGENCY FOR INTERNATIONAL
DEVELOPMENT BONDS (COST $605,000)              751,546
                                           -----------
PREFERRED STOCKS--5.6%
             COMMERCIAL SERVICES--2.6%
$   16,800   Columbus Southern Power.....      428,400
    15,400   Virginia Power Capital......      394,625
                                           -----------
                                               823,025
                                           -----------
             INDUSTRIAL--0.5%
     6,000   Appalachian Power...........      153,750
                                           -----------
             OIL & GAS--2.5%
    29,900   Transcanada Pipelines.......      781,138
                                           -----------
TOTAL PREFERRED STOCKS (COST
$1,748,786)..............................   $1,757,913
                                           -----------
TOTAL INVESTMENTS AT VALUE--89.8% (COST
$27,345,991) (a).........................   28,043,927
CASH AND OTHER ASSETS NET OF
LIABILITIES--10.2%.......................    3,184,397
                                           -----------
NET ASSETS--100.0%.......................  $31,228,324
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:

  + Restricted and Board valued security (Note 5).

(a) The aggregate identified cost for federal income tax purposes is $27,345,991, resulting in gross unrealized appreciation and depreciation of $719,323 and $21,387, respectively, and net unrealized appreciation of $697,936.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Statement of Assets and Liabilities
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                GROWTH &
                                                                 INCOME                BOND
                                                              PORTFOLIO II         PORTFOLIO II
                                                              ------------         ------------
ASSETS:
Investments, at value (Note 1) (a)                            $66,804,961          $28,043,927
Cash                                                            1,402,543            2,832,443
Receivables for:
  Securities sold                                                  24,581                1,060
  Dividends                                                       148,493               32,175
  Interest                                                          5,154              391,952
  Receivable from Sponsor (Note 3)                                     --               21,195
Deferred organization expenses (Note 1)                            10,774               10,774
                                                              -----------          -----------
  Total assets                                                 68,396,506           31,333,526
                                                              -----------          -----------
LIABILITIES:
Payable for securities purchased                                    6,312               66,211
Payable to Sponsor (Note 3)                                       187,495                   --
Other accrued expenses                                             51,565               38,991
                                                              -----------          -----------
  Total liabilities                                               245,372              105,202
                                                              -----------          -----------
NET ASSETS:
Applicable to investors' beneficial interests                 $68,151,134          $31,228,324
                                                              ===========          ===========
(a) Cost of investments                                       $61,647,863          $27,345,991
                                                              ===========          ===========

Statement of Operations
For the six months ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                GROWTH &
                                                                 INCOME                BOND
                                                              PORTFOLIO II         PORTFOLIO II
                                                              ------------         ------------
INVESTMENT INCOME (NOTE 1):
  Interest                                                    $    30,277          $    868,679
  Dividends                                                       764,100                57,794
                                                              -----------          ------------
Total investment income                                           794,377               926,473
                                                              -----------          ------------
EXPENSES:
  Investment advisory fees (Note 2)                               230,315                74,470
  Custody, Administration and fund accounting fees                 60,619                53,781
  Sponsor fee (Note 2)                                             57,577                27,080
  Printing                                                         24,795                14,876
  Auditing fees                                                     7,537                 7,537
  Legal fees                                                        3,968                 2,479
  Amortization of organization expenses (Note 1)                    4,038                 4,038
  Trustee fees (Note 2)                                             2,512                 1,209
  Miscellaneous fees                                                3,968                 2,728
                                                              -----------          ------------
    Total expenses                                                395,329               188,198
    Waiver of Sponsor fee (Note 2)                                (57,577)              (27,080)
    Reimbursement from Advisor (Note 3)                           (93,042)              (59,568)
                                                              -----------          ------------
    Net expenses                                                  244,710               101,550
                                                              -----------          ------------
NET INVESTMENT INCOME                                             549,667               824,923
                                                              -----------          ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on investments                              1,855,869               237,121
  Net change in unrealized appreciation (depreciation)          2,316,671               117,520
                                                              -----------          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):                        4,172,540               354,641
                                                              -----------          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 4,722,207          $  1,179,564
                                                              ===========          ============

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           GROWTH & INCOME                       BOND
                                                             PORTFOLIO II                    PORTFOLIO II
                                                     ----------------------------    ----------------------------
                                                     FOR THE SIX                     FOR THE SIX
                                                     MONTHS ENDED      FOR THE       MONTHS ENDED      FOR THE
                                                       JUNE 30,       YEAR ENDED       JUNE 30,       YEAR ENDED
                                                         1998        DECEMBER 31,        1998        DECEMBER 31,
                                                     (UNAUDITED)         1997        (UNAUDITED)         1997
                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net investment income                              $   549,667     $   413,468     $   824,923     $   810,228
  Net realized gain on investments                     1,855,869       5,279,721         237,121          52,355
  Net change in unrealized appreciation
    (depreciation) on investments                      2,316,671         455,947         117,520        (481,003)
                                                     -----------     -----------     -----------     -----------
  Net increase in net assets resulting from
    operations                                         4,722,207       6,149,136       1,179,564         381,580
                                                     -----------     -----------     -----------     -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions                                       18,809,370      21,726,669       6,900,040       2,347,375
  Withdrawals                                         (1,943,425)     (3,283,783)     (1,535,654)        (54,047)
                                                     -----------     -----------     -----------     -----------
  Net increase (decrease) from investors'
    transactions                                      16,865,945      18,442,886       5,364,386       2,293,328
                                                     -----------     -----------     -----------     -----------
TOTAL CHANGES IN NET ASSETS                           21,588,152      24,592,022       6,543,950       2,674,908
NET ASSETS
  Beginning of period                                 46,562,982      21,970,960      24,684,374      12,304,490
                                                     -----------     -----------     -----------     -----------
  End of period                                      $68,151,134     $46,562,982     $31,228,324     $24,684,374
                                                     ===========     ===========     ===========     ===========

Supplementary Data
--------------------------------------------------------------------------------

                                                     GROWTH & INCOME                                            BOND
                                                      PORTFOLIO II                                          PORTFOLIO II
                       ---------------------------------------------------------------------------   ---------------------------
                         FOR THE                                                                     FOR THE SIX
                       MONTHS ENDED     FOR THE        FOR THE        FOR THE          FOR THE       MONTHS ENDED     FOR THE
                         JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)     JUNE 30,      YEAR ENDED
                           1998       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,         1998       DECEMBER 31,
                       (UNAUDITED)        1997           1996           1995            1994         (UNAUDITED)        1997
                       ------------   ------------   ------------   ------------   ---------------   ------------   ------------
RATIOS TO AVERAGE NET
 ASSETS (b):
 Expenses                  0.85%          0.85%          0.85%          0.85%            0.85%           0.75%          0.75%
 Net investment
   income                  1.91%          1.28%          1.07%          1.27%            2.06%           6.09%          6.28%
 Expenses, without
   waiver and
   reimbursement           1.37%          1.64%          1.74%          1.77%            2.94%           1.39%          1.69%
Portfolio turnover           28%           153%            82%            96%               0%             91%            79%

                                           BOND
                                       PORTFOLIO II
                       ---------------------------------------------

                         FOR THE        FOR THE          FOR THE
                        YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)
                       DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                           1996           1995            1994
                       ------------   ------------   ---------------
RATIOS TO AVERAGE NET
 ASSETS (b):
 Expenses                  0.75%          0.75%            0.75%
 Net investment
   income                  6.18%          6.91%            6.76%
 Expenses, without
   waiver and
   reimbursement           1.76%          1.58%            2.67%
Portfolio turnover           79%            80%               0%

------------------------------

(a) The Portfolio commenced operations on November 21, 1994.

(b) Ratios are annualized. Portfolio turnover is not annualized.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Select Advisors Portfolios (the "Portfolio Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a New York master trust fund on February 7, 1994. There are nine subtrusts of the Portfolio Trust (each a "Portfolio"), each having distinct investment objectives and policies. The Portfolios are Emerging Growth Portfolio, International Equity Portfolio, Growth & Income Portfolio, Balanced Portfolio, Income Opportunity Portfolio, Bond Portfolio, Value Plus Portfolio, Growth & Income Portfolio II, and Bond Portfolio II. Only Growth & Income Portfolio II and Bond Portfolio II are included in this report. The other portfolios are included in a separate report.

     As of June 30, 1998, Touchstone Advisors, Inc., a subsidiary of Western-Southern Life Assurance Company ("Western-Southern"), and
Western-Southern owned 100% of the interest in the Growth & Income Portfolio II and Bond Portfolio II.

     The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of the significant accounting policies of the
Portfolios:

     a) Investment Valuation. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. Dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith in accordance with procedures established by the Trustees of the Portfolio Trust using prices based upon yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers and general market conditions. All debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

     b) Risks Associated with Foreign Investments. Some of the Portfolios may invest in securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

     c) Foreign Currency Translation. The accounting records of the Portfolios are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

     The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the statements of operations from the effects of changes in market prices of these securities, but are included with the net realized and unrealized gain or loss on investments.

     d) Investment Income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date has passed are recorded as soon as the Portfolio Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

     e) Federal Taxes. Each Portfolio is treated as a partnership for federal income tax purposes. As such, each investor in each Portfolio is subject to taxation on its share of that Portfolio's ordinary income and capital gains. Accordingly, no provision has been made for federal income taxes. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

     f) Forward Currency Contracts. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

     Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Portfolio Trust and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward foreign currency contracts.

     g) Repurchase Agreements. Each Portfolio may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Portfolio from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. Each Portfolio may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Portfolio Trust Board of Trustees. The Portfolio, through its custodian, receives as collateral, delivery of the underlying securities, whose market value is required to be at least 102% of the resale price at the time of purchase. The resale price reflects the purchase price plus an agreed upon rate of interest. In the event of counterparty default the Portfolio has the right to use the collateral to offset losses incurred.

     h) Organization Expense. Organization expenses were deferred and are being amortized by each Portfolio on a straight-line basis over a five-year period from commencement of operations. The amount paid by the Trust on any withdrawal by Touchstone Advisors, Inc. or any other then-current holder of the organizational seed capital investment ("Initial Interests") in the Portfolio will be reduced by a portion of any unamortized organization expenses of the Portfolio, determined by the proportion of the amount of the Interests in the Portfolio withdrawn to the amount of the Interests in the Portfolio then outstanding after taking into account any prior withdrawals of the Initial Interests in the Portfolio.

     i) Securities Transactions. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

2.  TRANSACTIONS WITH AFFILIATES

     a) Sponsor. Touchstone Advisors, Inc. ("Sponsor"), as sponsor to the Trust, pursuant to a Sponsor Agreement provides oversight of the various service providers to the Trust, including the Trust's Administrator, Custodian and Transfer Agent. The Sponsor receives a sponsor fee from each portfolio equal on an annual basis to 0.20% of average daily net assets of that Portfolio. The Sponsor Agreement may be terminated by the Sponsor or by the Trust on not less than 30 days prior written notice. The Sponsor has advised the Trust that it will waive all fees under the Sponsor Agreement through December 31, 1998.

     (b) Investment Advisor. The Portfolio Trust also has an investment advisory agreement with Touchstone Advisors, Inc. Under the terms of the investment advisory agreement, each Portfolio pays a fee that is computed daily and paid monthly. Investment advisory fees for Growth & Income Portfolio II and Bond Portfolio II is equal on an annual basis to .80% and .55%, respectively, of average daily net assets.

     Fort Washington Investment Advisors, Inc., an affiliate of the Advisor, is the sub-advisor for the Bond Portfolio II.

     (c) Trustees. Each Trustee who is not an "interested person," (as defined in the Act), of the Portfolio Trust, receives an aggregate of $5,000 annually, plus $1,000 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio and from Select Advisors Trust A, Select Advisors Trust C and Select Advisors Variable Insurance Trust. For the period ended June 30, 1998, the Growth & Income Portfolio II incurred $2,512 in Trustee Fees and the Bond Portfolio II incurred $1,209 in Trustee Fees.

3.  EXPENSE REIMBURSEMENT

     The Sponsor has agreed to reimburse each Portfolio so that, following such reimbursement the aggregate total operating expenses (excluding interest, taxes, brokerage commission and extraordinary expenses) are not greater, on an annualized basis, than 0.85% and 0.75% of average daily net assets of Growth & Income Portfolio II and Bond Portfolio II, respectively. The sponsor has advised the Trust that it will continue to waive fees and reimburse each Portfolio as described above through December 31, 1998. For the period ended June 30, 1998, the sponsor reimbursed $93,042 and $59,568 to the Growth & Income Portfolio II and Bond Portfolio II, respectively.

4.  PURCHASES AND SALES OF INVESTMENT SECURITIES

     For the period ended June 30, 1998, the cost of investment securities purchased was $33,690,587 and $15,424,519, and the proceeds from sales of investment securities sold were $16,076,070 and $12,916,896, for Growth & Income Portfolio II and Bond Portfolio II, respectively, excluding U.S. government obligations and US government agency obligations and short-term investments. Purchases and sales of U.S. government obligations were $12,904,129 and $10,125,934, respectively, for Bond Portfolio II.

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

5.  RESTRICTED SECURITIES

     Restricted securities may be difficult to dispose of and involve time consuming negotiation and expense. Prompt sale of these securities may involve the seller taking a discount to the security's stated market value. As of June 30, 1998, Bond Portfolio II held restricted securities valued at $832,191 by the Trustees, representing 2.66% of net assets. Acquisition date and cost of each are as follows:

                                                   ACQUISITION DATE      COST
                                                   ----------------    --------
Mercantile Safe Deposit..........................      3/28/85         $ 77,992
Central America, Series F........................       8/1/86          135,000
Central America, Series G........................       8/1/86          135,000
Central America, Series H........................       8/1/86          135,000
Republic of Honduras, Series C...................       5/1/88          100,000
Republic of Honduras, Series D...................       5/1/88          100,000

     Bond Portfolio II received these securities from The Western and Southern Life Insurance Company Separate Account A on November 21, 1994, in exchange for a proportionate interest in the Portfolio.

                                  Distributor
                          Touchstone Securities, Inc.
                                311 Pike Street
                             Cincinnati, Ohio 45202
                            (800) 669-2796 (press 3)


                          Investment Advisor & Sponsor
                           Touchstone Advisors, Inc.
                                311 Pike Street
                             Cincinnati, Ohio 45202


                        Variable Annuity Service Center
                   Touchstone Variable Annuity Service Center
                                 P.O. Box 2850
                          Cincinnati, Ohio 45201-2850
                            (800) 669-2796 (press 2)


                                   Custodian
                         Investors Bank & Trust Company
                              200 Clarendon Street
                        Boston, Massachusetts 02116-9130


                            Independent Accountants
                        Price Waterhouse Coopers, L.L.P.
                            One International Place
                          Boston, Massachusetts 02110


                                 Legal Counsel
                                 Frost & Jacobs
                                2500 PNC Center
                             201 East Fifth Street
                             Cincinnati, Ohio 45202



                                   TOUCHSTONE
              The Mark of Excellence in Investment Management(SM)


Form 7141-9806